UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01424

AIM Equity Funds

(Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Glenn Brightman 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	April 30, 2024

Invesco Charter Fund

Nasdaq:

A: CHTRX ∎ C: CHTCX ∎ R: CHRRX ∎ S: CHRSX ∎ Y: CHTYX ∎ R5: CHTVX ∎ R6: CHFTX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses
19	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	20.11%
Class C Shares	19.68
Class R Shares	19.95
Class S Shares	20.15
Class Y Shares	20.28
Class R5 Shares	20.25
Class R6 Shares	20.29
S&P 500 Index▼ (Broad Market Index)	20.98
Russell 1000 Index▼ (Style-Specific Index)	21.17

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

 The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Charter Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (11/26/68)	10.37%
10 Years	7.24
5 Years	8.99
1 Year	13.05

Class C Shares
Inception (8/4/97)	6.21%
10 Years	7.21
5 Years	9.41
1 Year	17.76

Class R Shares
Inception (6/3/02)	7.39%
10 Years	7.58
5 Years	9.96
1 Year	19.35

Class S Shares
Inception (9/25/09)	9.42%
10 Years	7.96
5 Years	10.34
1 Year	19.85

Class Y Shares
Inception (10/3/08)	9.22%
10 Years	8.12
5 Years	10.51
1 Year	19.98

Class R5 Shares
Inception (7/30/91)	8.57%
10 Years	8.19
5 Years	10.54
1 Year	19.97

Class R6 Shares
Inception (9/24/12)	9.85%
10 Years	8.27
5 Years	10.63
1 Year	20.08

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Charter Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Charter Fund

Schedule of Investments(a)

April 30, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.92%
Aerospace & Defense–2.01%
Howmet Aerospace, Inc.	458,548	$30,608,079

Huntington Ingalls Industries, Inc.	119,883	33,199,199

		63,807,278

Air Freight & Logistics–1.41%
United Parcel Service, Inc., Class B	304,062	44,843,064

Application Software–1.63%
Autodesk, Inc.(b)	114,459	24,362,598

Tyler Technologies, Inc.(b)	59,696	27,552,689

		51,915,287

Asset Management & Custody Banks–1.40%
BlackRock, Inc.	59,072	44,578,094

Automobile Manufacturers–0.45%
Tesla, Inc.(b)	78,383	14,366,036

Automotive Parts & Equipment–0.98%
Aptiv PLC(b)	440,108	31,247,668

Biotechnology–0.64%
Gilead Sciences, Inc.	311,637	20,318,732

Broadline Retail–5.18%
Amazon.com, Inc.(b)	942,612	164,957,100

Building Products–0.86%
Johnson Controls International PLC	421,255	27,411,063

Communications Equipment–0.62%
Motorola Solutions, Inc.	58,595	19,872,494

Construction Materials–0.89%
CRH PLC	365,994	28,335,255

Consumer Finance–1.65%
American Express Co.	224,408	52,518,204

Consumer Staples Merchandise Retail–1.44%
Walmart, Inc.	771,345	45,779,326

Distillers & Vintners–1.17%
Constellation Brands, Inc., Class A	146,286	37,077,650

Distributors–0.83%
LKQ Corp.	608,835	26,259,054

Diversified Banks–2.85%
JPMorgan Chase & Co.	473,067	90,705,867

Diversified Financial Services–0.67%
Equitable Holdings, Inc.	577,053	21,299,026

Electrical Components & Equipment–2.58%
Emerson Electric Co.	427,368	46,061,723

Hubbell, Inc.	97,297	36,050,484

		82,112,207

	Shares	Value

Fertilizers & Agricultural Chemicals–0.84%
Mosaic Co. (The)	851,876	$26,740,388

Health Care Equipment–2.64%
Boston Scientific Corp.(b)	544,935	39,164,479

Zimmer Biomet Holdings, Inc.	373,055	44,871,055

		84,035,534

Health Care Facilities–1.25%
HCA Healthcare, Inc.	128,701	39,874,144

Home Improvement Retail–1.51%
Lowe’s Cos., Inc.	210,723	48,042,737

Hotels, Resorts & Cruise Lines–1.55%
Royal Caribbean Cruises Ltd.(b)(c)	184,576	25,772,347

Wyndham Hotels & Resorts, Inc.(c)	318,775	23,433,150

		49,205,497

Household Products–2.16%
Procter & Gamble Co. (The)	420,389	68,607,485

Human Resource & Employment Services–0.81%
Paylocity Holding Corp.(b)(c)	165,715	25,712,339

Industrial REITs–1.28%
Prologis, Inc.	398,794	40,696,928

Insurance Brokers–1.19%
Arthur J. Gallagher & Co.	161,903	37,997,015

Integrated Oil & Gas–2.07%
Chevron Corp.	408,560	65,888,471

Integrated Telecommunication Services–1.61%
Verizon Communications, Inc.	1,297,772	51,249,016

Interactive Media & Services–6.45%
Alphabet, Inc., Class A(b)	708,620	115,349,164

Meta Platforms, Inc., Class A	208,937	89,878,429

		205,227,593

Internet Services & Infrastructure–0.58%
MongoDB, Inc.(b)	50,307	18,371,110

Investment Banking & Brokerage–2.73%
Charles Schwab Corp. (The)	472,322	34,928,212

Morgan Stanley	339,559	30,845,539

Raymond James Financial, Inc.	172,561	21,052,442

		86,826,193

Life Sciences Tools & Services–1.73%
Danaher Corp.	111,488	27,495,171

Lonza Group AG (Switzerland)	49,893	27,540,598

		55,035,769

Managed Health Care–1.64%
UnitedHealth Group, Inc.	107,885	52,183,975

Movies & Entertainment–1.20%
Walt Disney Co. (The)	343,952	38,213,067

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Charter Fund

	Shares	Value

Multi-Family Residential REITs–0.87%
Mid-America Apartment Communities, Inc.	212,257	$27,593,410

Multi-line Insurance–1.41%
American International Group, Inc.	594,774	44,792,430

Multi-Utilities–1.61%
Ameren Corp.	394,474	29,139,794

WEC Energy Group, Inc.	265,929	21,976,373

		51,116,167

Oil & Gas Exploration & Production–2.02%
APA Corp.	793,940	24,961,474

Marathon Oil Corp.	1,467,657	39,406,590

		64,368,064

Personal Care Products–0.48%
BellRing Brands, Inc.(b)	277,189	15,292,517

Pharmaceuticals–2.80%
Eli Lilly and Co.	86,221	67,347,223

Pfizer, Inc.	849,119	21,754,429

		89,101,652

Property & Casualty Insurance–0.87%
Hartford Financial Services Group, Inc. (The)	284,429	27,558,326

Regional Banks–0.88%
M&T Bank Corp.	194,248	28,047,469

Restaurants–1.25%
McDonald’s Corp.	146,203	39,919,267

Semiconductor Materials & Equipment–1.37%
Applied Materials, Inc.	218,634	43,431,644

Semiconductors–8.62%
Broadcom, Inc.	29,522	38,386,571

NVIDIA Corp.	230,211	198,906,908

Texas Instruments, Inc.	210,003	37,048,729

		274,342,208

Specialty Chemicals–0.82%
PPG Industries, Inc.	201,448	25,986,792

Systems Software–8.48%
GitLab, Inc., Class A(b)	288,427	15,133,765

Microsoft Corp.	653,993	254,619,094

		269,752,859

Investment Abbreviations:

REIT - Real Estate Investment Trust

	Shares	Value

Technology Hardware, Storage & Peripherals–5.42%
Apple, Inc.	817,455	$139,237,110

Dell Technologies, Inc., Class C	267,140	33,296,330

		172,533,440

Timber REITs–0.49%
Weyerhaeuser Co.	516,652	15,587,391

Tobacco–1.28%
Philip Morris International, Inc.	428,968	40,726,222

Trading Companies & Distributors–0.68%
Air Lease Corp., Class A(c)	433,451	21,776,578

Transaction & Payment Processing Services–1.07%
Fiserv, Inc.(b)	223,722	34,155,638

Total Common Stocks & Other Equity Interests (Cost $2,277,942,582)		3,147,392,740

Money Market Funds–0.70%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	7,768,835	7,768,835

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(d)(e)	5,568,182	5,569,852

Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	8,878,668	8,878,668

Total Money Market Funds (Cost $22,216,654)		22,217,355

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.62% (Cost $2,300,159,236)		3,169,610,095

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.87%
Invesco Private Government Fund, 5.29%(d)(e)(f)	4,998,113	4,998,113

Invesco Private Prime Fund, 5.46%(d)(e)(f)	22,698,760	22,705,570

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,705,241)		27,703,683

TOTAL INVESTMENTS IN SECURITIES–100.49% (Cost $2,327,864,477)		3,197,313,778

OTHER ASSETS LESS LIABILITIES–(0.49)%		(15,725,620)

NET ASSETS–100.00%		$3,181,588,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Charter Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 4,795,162	$ 87,636,795	$ (84,663,122)	$ -	$ -	$ 7,768,835	$ 274,647
Invesco Liquid Assets Portfolio, Institutional Class	3,447,517	62,597,710	(60,473,658)	(759)	(958)	5,569,852	201,764
Invesco Treasury Portfolio, Institutional Class	5,480,185	100,156,336	(96,757,853)	-	-	8,878,668	311,620
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,976,168	97,686,318	(95,664,373)	-	-	4,998,113	138,182*
Invesco Private Prime Fund	7,658,868	224,034,816	(208,988,981)	(805)	1,672	22,705,570	382,029*
Total	$24,357,900	$572,111,975	$(546,547,987)	$(1,564)	$ 714	$49,921,038	$1,308,242

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Information Technology	26.72%

Financials	14.72

Consumer Discretionary	11.76

Health Care	10.70

Communication Services	9.26

Industrials	8.35

Consumer Staples	6.52

Energy	4.09

Real Estate	2.64

Materials	2.55

Utilities	1.61

Money Market Funds Plus Other Assets Less Liabilities	1.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Charter Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,277,942,582)*	$3,147,392,740

Investments in affiliated money market funds, at value (Cost $49,921,895)	49,921,038

Foreign currencies, at value (Cost $1,805)	1,657

Receivable for:
Investments sold	11,954,830

Fund shares sold	224,178

Dividends	2,644,977

Investment for trustee deferred compensation and retirement plans	1,194,660

Other assets	681,554

Total assets	3,214,015,634

Liabilities:
Payable for:
Fund shares reacquired	1,955,668

Collateral upon return of securities loaned	27,705,241

Accrued fees to affiliates	1,405,159

Accrued other operating expenses	105,592

Trustee deferred compensation and retirement plans	1,255,816

Total liabilities	32,427,476

Net assets applicable to shares outstanding	$3,181,588,158

Net assets consist of:
Shares of beneficial interest	$2,141,330,772

Distributable earnings	1,040,257,386

$3,181,588,158

Net Assets:
Class A	$3,013,994,641

Class C	$ 17,233,484

Class R	$ 17,182,830

Class S	$ 17,304,658

Class Y	$ 93,297,319

Class R5	$ 6,203,547

Class R6	$ 16,371,679

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	166,635,643

Class C	1,079,934

Class R	962,076

Class S	956,748

Class Y	5,128,740

Class R5	317,676

Class R6	839,249

Class A:
Net asset value per share	$ 18.09

Maximum offering price per share (Net asset value of $18.09 ÷ 94.50%)	$ 19.14

Class C:
Net asset value and offering price per share	$ 15.96

Class R:
Net asset value and offering price per share	$ 17.86

Class S:
Net asset value and offering price per share	$ 18.09

Class Y:
Net asset value and offering price per share	$ 18.19

Class R5:
Net asset value and offering price per share	$ 19.53

Class R6:
Net asset value and offering price per share	$ 19.51

*	At April 30, 2024, securities with an aggregate value of $26,344,688 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Charter Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $19,338)	$24,751,520

Dividends from affiliated money market funds (includes net securities lending income of $91,726)	879,757

Total investment income	25,631,277

Expenses:
Advisory fees	9,701,029

Administrative services fees	215,217

Custodian fees	9,336

Distribution fees:
Class A	3,698,988

Class C	89,039

Class R	42,426

Class S	12,661

Transfer agent fees – A, C, R, S and Y	1,906,527

Transfer agent fees – R5	3,097

Transfer agent fees – R6	2,403

Trustees’ and officers’ fees and benefits	17,833

Registration and filing fees	55,332

Reports to shareholders	265,146

Professional services fees	49,733

Other	22,586

Total expenses	16,091,353

Less: Fees waived and/or expense offset arrangement(s)	(84,108)

Net expenses	16,007,245

Net investment income	9,624,032

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	171,641,044

Affiliated investment securities	714

Foreign currencies	23,736

171,665,494

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	373,179,562

Affiliated investment securities	(1,564)

Foreign currencies	9,354

373,187,352

Net realized and unrealized gain	544,852,846

Net increase in net assets resulting from operations	$554,476,878

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Charter Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:
Net investment income	$9,624,032	$11,738,607

Net realized gain	171,665,494	182,058,650

Change in net unrealized appreciation	373,187,352	70,156,891

Net increase in net assets resulting from operations	554,476,878	263,954,148

Distributions to shareholders from distributable earnings:
Class A	(173,054,349)	(107,764,460)

Class C	(1,131,587)	(661,290)

Class R	(965,583)	(602,186)

Class S	(995,958)	(620,548)

Class Y	(5,382,506)	(3,762,877)

Class R5	(358,832)	(270,422)

Class R6	(928,591)	(579,930)

Total distributions from distributable earnings	(182,817,406)	(114,261,713)

Share transactions–net:
Class A	8,475,472	(160,254,977)

Class C	(1,119,382)	(2,846,746)

Class R	22,842	(1,287,839)

Class S	418,448	(766,005)

Class Y	2,699,253	(11,835,675)

Class R5	(156,835)	(1,342,684)

Class R6	(190,081)	(638,048)

Net increase (decrease) in net assets resulting from share transactions	10,149,717	(178,971,974)

Net increase (decrease) in net assets	381,809,189	(29,279,539)

Net assets:
Beginning of period	2,799,778,969	2,829,058,508

End of period	$3,181,588,158	$2,799,778,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Charter Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/24	$16.01	$0.05		$ 3.09		$ 3.14	$(0.06)	$(1.00)	$(1.06)	$18.09	20.11%	$3,013,995	1.03	%(d)	1.03	%(d)	0.61	%(d)	23%
Year ended 10/31/23	15.25	0.06		1.32		1.38	(0.12)	(0.50)	(0.62)	16.01	9.44	2,653,092	1.03		1.03		0.39		84
Year ended 10/31/22	21.88	0.10	(e)	(3.58)		(3.48)	(0.08)	(3.07)	(3.15)	15.25	(18.71)	2,671,536	1.02		1.02		0.58	(e)	52
Year ended 10/31/21	15.99	0.07		6.24		6.31	(0.10)	(0.32)	(0.42)	21.88	40.10	3,609,724	1.03		1.03		0.38		47
Year ended 10/31/20	17.79	0.11		1.02		1.13	(0.13)	(2.80)	(2.93)	15.99	6.71	2,816,198	1.07		1.07		0.70		45
Year ended 10/31/19	17.52	0.13		1.86	(f)	1.99	(0.07)	(1.65)	(1.72)	17.79	12.96 (f)	3,007,391	1.07		1.07		0.74		82
Class C
Six months ended 04/30/24	14.23	(0.01)		2.74		2.73	–	(1.00)	(1.00)	15.96	19.68	17,233	1.78	(d)	1.78	(d)	(0.14	)(d)	23
Year ended 10/31/23	13.60	(0.05)		1.18		1.13	–	(0.50)	(0.50)	14.23	8.65	16,336	1.78		1.78		(0.36)		84
Year ended 10/31/22	19.91	(0.03	)(e)	(3.21)		(3.24)	–	(3.07)	(3.07)	13.60	(19.35)	18,306	1.77		1.77		(0.17	)(e)	52
Year ended 10/31/21	14.61	(0.07)		5.69		5.62	–	(0.32)	(0.32)	19.91	39.00	27,725	1.78		1.78		(0.37)		47
Year ended 10/31/20	16.47	(0.01)		0.95		0.94	–	(2.80)	(2.80)	14.61	5.96	30,607	1.82		1.82		(0.05)		45
Year ended 10/31/19	16.39	(0.00)		1.73	(f)	1.73	–	(1.65)	(1.65)	16.47	12.14 (f)	40,493	1.82		1.82		(0.01)		82
Class R
Six months ended 04/30/24	15.80	0.03		3.05		3.08	(0.02)	(1.00)	(1.02)	17.86	19.95	17,183	1.28	(d)	1.28	(d)	0.36	(d)	23
Year ended 10/31/23	15.05	0.02		1.31		1.33	(0.08)	(0.50)	(0.58)	15.80	9.17	15,125	1.28		1.28		0.14		84
Year ended 10/31/22	21.63	0.06	(e)	(3.54)		(3.48)	(0.03)	(3.07)	(3.10)	15.05	(18.91)	15,653	1.27		1.27		0.33	(e)	52
Year ended 10/31/21	15.82	0.02		6.16		6.18	(0.05)	(0.32)	(0.37)	21.63	39.66	20,442	1.28		1.28		0.13		47
Year ended 10/31/20	17.62	0.07		1.01		1.08	(0.08)	(2.80)	(2.88)	15.82	6.46	16,500	1.32		1.32		0.45		45
Year ended 10/31/19	17.34	0.08		1.85	(f)	1.93	–	(1.65)	(1.65)	17.62	12.68 (f)	19,772	1.32		1.32		0.49		82
Class S
Six months ended 04/30/24	16.02	0.06		3.09		3.15	(0.08)	(1.00)	(1.08)	18.09	20.15	17,305	0.93	(d)	0.93	(d)	0.71	(d)	23
Year ended 10/31/23	15.26	0.08		1.32		1.40	(0.14)	(0.50)	(0.64)	16.02	9.57	14,903	0.93		0.93		0.49		84
Year ended 10/31/22	21.89	0.12	(e)	(3.58)		(3.46)	(0.10)	(3.07)	(3.17)	15.26	(18.61)	14,877	0.92		0.92		0.68	(e)	52
Year ended 10/31/21	16.00	0.09		6.23		6.32	(0.11)	(0.32)	(0.43)	21.89	40.20	21,013	0.93		0.93		0.48		47
Year ended 10/31/20	17.80	0.13		1.02		1.15	(0.15)	(2.80)	(2.95)	16.00	6.82	16,783	0.97		0.97		0.80		45
Year ended 10/31/19	17.53	0.14		1.87	(f)	2.01	(0.09)	(1.65)	(1.74)	17.80	13.09 (f)	16,906	0.97		0.97		0.84		82
Class Y
Six months ended 04/30/24	16.11	0.08		3.10		3.18	(0.10)	(1.00)	(1.10)	18.19	20.28	93,297	0.78	(d)	0.78	(d)	0.86	(d)	23
Year ended 10/31/23	15.35	0.10		1.32		1.42	(0.16)	(0.50)	(0.66)	16.11	9.71	80,126	0.78		0.78		0.64		84
Year ended 10/31/22	22.01	0.14	(e)	(3.60)		(3.46)	(0.13)	(3.07)	(3.20)	15.35	(18.53)	87,804	0.77		0.77		0.83	(e)	52
Year ended 10/31/21	16.09	0.12		6.26		6.38	(0.14)	(0.32)	(0.46)	22.01	40.36	116,054	0.78		0.78		0.63		47
Year ended 10/31/20	17.88	0.15		1.04		1.19	(0.18)	(2.80)	(2.98)	16.09	7.03	81,404	0.82		0.82		0.95		45
Year ended 10/31/19	17.61	0.17		1.87	(f)	2.04	(0.12)	(1.65)	(1.77)	17.88	13.24 (f)	93,143	0.82		0.82		0.99		82
Class R5
Six months ended 04/30/24	17.23	0.08		3.33		3.41	(0.11)	(1.00)	(1.11)	19.53	20.25	6,204	0.76	(d)	0.76	(d)	0.88	(d)	23
Year ended 10/31/23	16.36	0.12		1.42		1.54	(0.17)	(0.50)	(0.67)	17.23	9.81	5,610	0.76		0.76		0.66		84
Year ended 10/31/22	23.25	0.16	(e)	(3.85)		(3.69)	(0.13)	(3.07)	(3.20)	16.36	(18.50)	6,555	0.75		0.75		0.85	(e)	52
Year ended 10/31/21	16.98	0.14		6.60		6.74	(0.15)	(0.32)	(0.47)	23.25	40.37	9,109	0.75		0.75		0.66		47
Year ended 10/31/20	18.71	0.17		1.09		1.26	(0.19)	(2.80)	(2.99)	16.98	7.11	7,511	0.76		0.76		1.01		45
Year ended 10/31/19	18.34	0.19		1.96	(f)	2.15	(0.13)	(1.65)	(1.78)	18.71	13.34 (f)	9,163	0.75		0.75		1.06		82
Class R6
Six months ended 04/30/24	17.22	0.09		3.32		3.41	(0.12)	(1.00)	(1.12)	19.51	20.29	16,372	0.69	(d)	0.69	(d)	0.95	(d)	23
Year ended 10/31/23	16.36	0.13		1.41		1.54	(0.18)	(0.50)	(0.68)	17.22	9.83	14,588	0.69		0.69		0.73		84
Year ended 10/31/22	23.24	0.17	(e)	(3.83)		(3.66)	(0.15)	(3.07)	(3.22)	16.36	(18.41)	14,327	0.68		0.68		0.92	(e)	52
Year ended 10/31/21	16.97	0.15		6.60		6.75	(0.16)	(0.32)	(0.48)	23.24	40.49	20,931	0.68		0.68		0.73		47
Year ended 10/31/20	18.70	0.18		1.09		1.27	(0.20)	(2.80)	(3.00)	16.97	7.19	16,553	0.69		0.69		1.08		45
Year ended 10/31/19	18.34	0.20		1.95	(f)	2.15	(0.14)	(1.65)	(1.79)	18.70	13.38 (f)	19,030	0.69		0.69		1.12		82

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2022. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.06 and 0.32%, $(0.07) and (0.43)%, $0.02 and 0.07%, $0.08 and 0.42%, $0.10 and 0.57%, $0.12 and 0.59% and $0.13 and 0.66% for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

(f)

Includes litigation proceeds received during the year October 31, 2019. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $1.81, $1.68, $1.80, $1.82, $1.82, $1.91 and $1.90 for Class A, Class C, Class R, Class S, Class Y, Class R5, and Class R6 shares, respectively. Total returns would have been lower.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Charter Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12	Invesco Charter Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

13	Invesco Charter Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, the Fund paid the Adviser $6,123 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.695%

Next $4.05 billion	0.615%

Next $3.9 billion	0.570%

Next $1.8 billion	0.545%

Over $10 billion	0.520%

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

14	Invesco Charter Fund

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $15,703.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $56,144 in front-end sales commissions from the sale of Class A shares and $478 and $374 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2024, the Fund incurred $10,109 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$3,119,852,142	$27,540,598	$–	$3,147,392,740

Money Market Funds	22,217,355	27,703,683	–	49,921,038

Total Investments	$3,142,069,497	$55,244,281	$–	$3,197,313,778

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $68,405.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

15	Invesco Charter Fund

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2023.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $715,334,872 and $889,859,973, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$950,622,280

Aggregate unrealized (depreciation) of investments	(90,389,193)

Net unrealized appreciation of investments	$860,233,087

Cost of investments for tax purposes is $2,337,080,691.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	1,264,912	$22,300,991	2,271,675	$36,577,611

Class C	72,885	1,142,934	131,138	1,867,355

Class R	73,230	1,275,819	108,140	1,719,707

Class S	5,163	90,606	15,068	240,188

Class Y	531,348	9,539,591	893,640	14,347,344

Class R5	4,618	87,467	31,626	534,244

Class R6	62,266	1,171,784	222,317	3,791,403

Issued as reinvestment of dividends:
Class A	9,562,009	160,928,569	6,826,746	100,352,865

Class C	75,112	1,118,415	49,820	655,128

Class R	58,028	965,582	41,416	602,186

Class S	59,152	995,521	42,097	618,823

Class Y	233,809	3,953,716	194,031	2,865,844

Class R5	19,282	350,159	16,780	264,794

Class R6	46,548	843,908	34,066	536,873

Automatic conversion of Class C shares to Class A shares:
Class A	96,113	1,716,322	136,433	2,163,013

Class C	(108,750)	(1,716,322)	(152,940)	(2,163,013)

16	Invesco Charter Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(10,009,948)	$(176,470,410)	(18,734,188)	$(299,348,466)

Class C	(107,178)	(1,664,409)	(225,995)	(3,206,216)

Class R	(126,375)	(2,218,559)	(232,490)	(3,609,732)

Class S	(38,032)	(667,679)	(101,850)	(1,625,016)

Class Y	(608,733)	(10,794,054)	(1,834,966)	(29,048,863)

Class R5	(31,854)	(594,461)	(123,341)	(2,141,722)

Class R6	(116,931)	(2,205,773)	(284,985)	(4,966,324)

Net increase (decrease) in share activity	1,016,674	$10,149,717	(10,675,762)	$(178,971,974)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco Charter Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value (11/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,201.10	$5.64	$1,019.74	$5.17	1.03%
Class C	1,000.00	1,196.80	9.72	1,016.01	8.92	1.78
Class R	1,000.00	1,199.50	7.00	1,018.50	6.42	1.28
Class S	1,000.00	1,201.50	5.09	1,020.24	4.67	0.93
Class Y	1,000.00	1,202.80	4.27	1,020.98	3.92	0.78
Class R5	1,000.00	1,202.50	4.16	1,021.08	3.82	0.76
Class R6	1,000.00	1,202.90	3.78	1,021.43	3.47	0.69

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18	Invesco Charter Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Equity Funds (Invesco Equity Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against/Withheld

(1)* Beth Ann Brown	651,559,928.73	19,521,717.34
Carol Deckbar	650,894,864.61	20,186,781.46
Cynthia Hostetler	650,788,202.34	20,293,443.73
Dr. Eli Jones	648,707,288.42	22,374,357.65
Elizabeth Krentzman	651,631,266.14	19,450,379.93
Jeffrey H. Kupor	649,847,545.85	21,234,100.22
Anthony J. LaCava, Jr.	649,901,414.33	21,180,231.73
James Liddy	650,425,873.28	20,655,772.79
Dr. Prema Mathai-Davis	647,909,288.41	23,172,357.65
Joel W. Motley	649,312,571.82	21,769,074.25
Teresa M. Ressel	651,453,689.85	19,627,956.22
Douglas Sharp	650,694,622.77	20,387,023.30
Robert C. Troccoli	649,373,999.87	21,707,646.20
Daniel S. Vandivort	650,459,705.29	20,621,940.78

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Equity Funds (Invesco Equity Funds).

19	Invesco Charter Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	CHT-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Diversified Dividend Fund

Nasdaq:

A: LCEAX ∎ C: LCEVX ∎ R: DDFRX ∎ Y: LCEYX ∎ Investor: LCEIX ∎ R5: DDFIX ∎ R6: LCEFX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

18	Fund Expenses

19	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	17.52%
Class C Shares	17.13
Class R Shares	17.42
Class Y Shares	17.71
Investor Class Shares	17.58
Class R5 Shares	17.69
Class R6 Shares	17.73
S&P 500 Index▼ (Broad Market Index)	20.98
Russell 1000 Value Index▼ (Style-Specific Index)	18.42

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

 The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Diversified Dividend Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (12/31/01)	7.42%
10 Years	6.91
5 Years	6.64
1 Year	5.16

Class C Shares
Inception (12/31/01)	7.43%
10 Years	6.88
5 Years	7.06
1 Year	9.48

Class R Shares
Inception (10/25/05)	7.75%
10 Years	7.26
5 Years	7.59
1 Year	10.99

Class Y Shares
Inception (10/3/08)	9.34%
10 Years	7.79
5 Years	8.13
1 Year	11.58

Investor Class Shares
Inception (7/15/05)	7.77%
10 Years	7.60
5 Years	7.96
1 Year	11.36

Class R5 Shares
Inception (10/25/05)	8.35%
10 Years	7.84
5 Years	8.17
1 Year	11.57

Class R6 Shares
Inception (9/24/12)	9.75%
10 Years	7.94
5 Years	8.26
1 Year	11.65

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Diversified Dividend Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Diversified Dividend Fund

Schedule of Investments(a)

April 30, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.53%
Aerospace & Defense–3.05%
General Electric Co.	942,647	$152,539,138

Huntington Ingalls Industries, Inc.	204,626	56,667,078

Northrop Grumman Corp.	267,035	129,519,986

		338,726,202

Air Freight & Logistics–1.18%
United Parcel Service, Inc., Class B	893,079	131,711,291

Apparel Retail–0.75%
TJX Cos., Inc. (The)	886,101	83,373,243

Apparel, Accessories & Luxury Goods–0.71%
Cie Financiere Richemont S.A. (Switzerland)	571,864	79,047,061

Application Software–1.00%
Intuit, Inc.(b)	177,010	110,740,996

Asset Management & Custody Banks–1.76%
Ares Management Corp., Class A	422,821	56,273,247

BlackRock, Inc.	184,220	139,019,781

		195,293,028

Building Products–2.12%
Carlisle Cos., Inc.	146,952	57,054,114

Fortune Brands Innovations, Inc.	697,447	50,983,376

Johnson Controls International PLC	1,963,943	127,793,771

		235,831,261

Construction Machinery & Heavy Transportation Equipment– 0.84%
Caterpillar, Inc.	278,066	93,032,542

Construction Materials–1.58%
CRH PLC	2,273,252	175,995,170

Consumer Finance–1.26%
American Express Co.	599,997	140,417,298

Consumer Staples Merchandise Retail–2.78%
Walmart, Inc.	5,204,588	308,892,298

Distributors–0.49%
LKQ Corp.	1,272,058	54,863,861

Diversified Banks–8.09%
Fifth Third Bancorp(b)	1,973,742	71,962,633

JPMorgan Chase & Co.	1,846,706	354,087,409

PNC Financial Services Group, Inc. (The)	1,301,626	199,487,201

Wells Fargo & Co.	4,607,970	273,344,780

		898,882,023

Electric Utilities–3.75%
American Electric Power Co., Inc.	1,311,273	112,808,816

Entergy Corp.	1,618,172	172,610,407

PPL Corp.	4,777,349	131,186,004

		416,605,227

	Shares	Value

Electrical Components & Equipment–3.15%
ABB Ltd. (Switzerland)	2,185,290	$106,179,826

Emerson Electric Co.(b)	1,362,685	146,870,189

Hubbell, Inc.(b)	263,341	97,573,108

		350,623,123

Electronic Manufacturing Services–1.44%
TE Connectivity Ltd.	1,128,511	159,661,736

Financial Exchanges & Data–1.09%
CME Group, Inc., Class A	577,828	121,135,862

Food Distributors–0.95%
Sysco Corp.	1,425,295	105,927,924

Health Care Equipment–4.34%
Becton, Dickinson and Co.	920,145	215,866,017

Stryker Corp.	310,115	104,353,698

Zimmer Biomet Holdings, Inc.	1,347,219	162,043,501

		482,263,216

Home Improvement Retail–1.45%
Lowe’s Cos., Inc.(b)	708,905	161,623,251

Household Products–1.75%
Colgate-Palmolive Co.	2,115,939	194,497,113

Human Resource & Employment Services–0.92%
Automatic Data Processing, Inc.	422,877	102,289,717

Industrial Machinery & Supplies & Components–1.42%
Parker-Hannifin Corp.	290,609	158,355,750

Industrial REITs–1.39%
Prologis, Inc.(b)	1,515,584	154,665,347

Integrated Oil & Gas–3.55%
Chevron Corp.	2,096,503	338,103,039

Suncor Energy, Inc. (Canada)	1,487,626	56,812,437

		394,915,476

Integrated Telecommunication Services–1.04%
Deutsche Telekom AG (Germany)	5,044,511	115,547,367

Interactive Home Entertainment–0.73%
Electronic Arts, Inc.	640,496	81,227,703

Investment Banking & Brokerage–3.35%
Charles Schwab Corp. (The)	2,002,543	148,088,055

Morgan Stanley	2,463,694	223,801,963

		371,890,018

IT Consulting & Other Services–0.82%
Accenture PLC, Class A	301,333	90,674,113

Life Sciences Tools & Services–0.53%
Lonza Group AG (Switzerland)	107,645	59,419,311

Managed Health Care–1.71%
UnitedHealth Group, Inc.(b)	392,753	189,974,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Diversified Dividend Fund

	Shares	Value

Movies & Entertainment–1.80%
Walt Disney Co. (The)	1,803,179	$200,333,187

Multi-Family Residential REITs–0.63%
Mid-America Apartment Communities, Inc.(b)	534,975	69,546,750

Multi-line Insurance–1.98%
American International Group, Inc.	2,925,500	220,319,405

Multi-Utilities–1.32%
Ameren Corp.	825,981	61,015,216

Public Service Enterprise Group, Inc.(b)	1,247,956	86,208,801

		147,224,017

Oil & Gas Exploration & Production–3.40%
ConocoPhillips(b)	1,820,307	228,666,965

Marathon Oil Corp.	5,561,434	149,324,503

		377,991,468

Oil & Gas Storage & Transportation–0.60%
Cheniere Energy, Inc.	424,681	67,023,155

Packaged Foods & Meats–1.17%
Nestle S.A. (Switzerland)	1,291,162	129,632,868

Personal Care Products–1.08%
Estee Lauder Cos., Inc. (The), Class A	398,126	58,409,066

L’Oreal S.A. (France)	132,424	62,087,409

		120,496,475

Pharmaceuticals–6.12%
AstraZeneca PLC (United Kingdom)	1,006,381	152,213,985

Johnson & Johnson	1,666,853	241,010,275

Merck & Co., Inc.	2,221,719	287,090,529

		680,314,789

Property & Casualty Insurance–0.88%
Hartford Financial Services Group, Inc. (The)	1,011,608	98,014,699

Rail Transportation–1.72%
Union Pacific Corp.	808,370	191,713,029

Regional Banks–0.49%
Huntington Bancshares, Inc.	4,079,125	54,945,814

Restaurants–2.96%
Darden Restaurants, Inc.	370,783	56,881,820

McDonald’s Corp.	692,561	189,096,856

Starbucks Corp.	934,137	82,661,783

		328,640,459

Semiconductor Materials & Equipment–0.75%
Lam Research Corp.	93,667	83,776,701

Semiconductors–2.86%
Analog Devices, Inc.	1,170,317	234,777,293

Broadcom, Inc.	63,730	82,866,207

		317,643,500

Investment Abbreviations:

REIT - Real Estate Investment Trust

	Shares	Value

Soft Drinks & Non-alcoholic Beverages–1.41%
PepsiCo, Inc.(b)	893,228	$157,127,737

Specialty Chemicals–2.24%
DuPont de Nemours, Inc.	1,853,608	134,386,580

PPG Industries, Inc.	889,288	114,718,152

		249,104,732

Systems Software–2.22%
Microsoft Corp.	634,026	246,845,343

Technology Hardware, Storage & Peripherals–1.07%
Dell Technologies, Inc., Class C	951,237	118,562,180

Timber REITs–0.84%
Weyerhaeuser Co.	3,085,529	93,090,410

Tobacco–2.26%
Philip Morris International, Inc.(b)	2,644,351	251,054,684

Transaction & Payment Processing Services–1.74%
Visa, Inc., Class A(b)	719,329	193,218,963

Total Common Stocks & Other Equity Interests (Cost $8,456,323,746)		10,954,723,519

Money Market Funds–1.47%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d)	57,140,346	57,140,346

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(c)(d)	40,799,962	40,812,202

Invesco Treasury Portfolio, Institutional Class, 5.22%(c)(d)	65,303,253	65,303,253

Total Money Market Funds (Cost $163,251,440)		163,255,801

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $8,619,575,186)		11,117,979,320

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.76%
Invesco Private Government Fund, 5.29%(c)(d)(e)	54,635,416	54,635,416

Invesco Private Prime Fund, 5.46%(c)(d)(e)	140,477,547	140,519,690

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $195,181,387)		195,155,106

TOTAL INVESTMENTS IN SECURITIES–101.76% (Cost $8,814,756,573)		11,313,134,426

OTHER ASSETS LESS LIABILITIES–(1.76)%		(195,130,255)

NET ASSETS–100.00%		$11,118,004,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Diversified Dividend Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$114,276,421	$481,360,140	$(538,496,215)	$-	$-	$57,140,346	$2,075,654
Invesco Liquid Assets Portfolio, Institutional Class	81,621,747	343,828,671	(384,640,153)	(9,608)	11,545	40,812,202	1,523,962
Invesco Treasury Portfolio, Institutional Class	130,601,624	550,125,874	(615,424,245)	-	-	65,303,253	2,359,220
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,569,365	150,624,871	(186,558,820)	-	-	54,635,416	1,561,979*
Invesco Private Prime Fund	232,953,581	372,432,841	(464,912,315)	(33,765)	79,348	140,519,690	4,184,153*
Total	$650,022,738	$1,898,372,397	$(2,190,031,748)	$(43,373)	$90,893	$358,410,907	$11,704,968

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Financials	20.63%

Industrials	14.41

Health Care	12.70

Consumer Staples	11.40

Information Technology	10.15

Energy	7.56

Consumer Discretionary	6.37

Utilities	5.07

Materials	3.82

Communication Services	3.57

Real Estate	2.85

Money Market Funds Plus Other Assets Less Liabilities	1.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Diversified Dividend Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $8,456,323,746)*	$10,954,723,519

Investments in affiliated money market funds, at value (Cost $358,432,827)	358,410,907

Foreign currencies, at value (Cost $937,930)	933,601

Receivable for:
Fund shares sold	3,278,220

Dividends	20,071,572

Investment for trustee deferred compensation and retirement plans	606,248

Other assets	161,233

Total assets	11,338,185,300

Liabilities:

Payable for:
Investments purchased	9,464,540

Dividends	2,259

Fund shares reacquired	10,440,220

Collateral upon return of securities loaned	195,181,387

Accrued fees to affiliates	3,955,485

Accrued other operating expenses	401,123

Trustee deferred compensation and retirement plans	736,115

Total liabilities	220,181,129

Net assets applicable to shares outstanding	$11,118,004,171

Net assets consist of:
Shares of beneficial interest	$7,884,970,327

Distributable earnings	3,233,033,844

$11,118,004,171

Net Assets:

Class A	$3,810,924,958

Class C	$152,989,220

Class R	$130,230,853

Class Y	$1,243,429,117

Investor Class	$1,533,421,873

Class R5	$1,871,733,536

Class R6	$2,375,274,614

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	208,420,704

Class C	8,519,672

Class R	7,085,661

Class Y	67,917,384

Investor Class	83,891,050

Class R5	102,389,299

Class R6	129,932,185

Class A:
Net asset value per share	$18.28

Maximum offering price per share (Net asset value of $18.28 ÷ 94.50%)	$19.34

Class C:
Net asset value and offering price per share	$17.96

Class R:
Net asset value and offering price per share	$18.38

Class Y:
Net asset value and offering price per share	$18.31

Investor Class:
Net asset value and offering price per share	$18.28

Class R5:
Net asset value and offering price per share	$18.28

Class R6:
Net asset value and offering price per share	$18.28

*	At April 30, 2024, securities with an aggregate value of $188,911,725 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Diversified Dividend Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:

Interest	$227,021

Dividends (net of foreign withholding taxes of $1,115,359)	129,621,111

Dividends from affiliates (includes net securities lending income of $145,383)	6,104,219

Foreign withholding tax claims	3,471,696

Total investment income	139,424,047

Expenses:

Advisory fees	22,749,125

Administrative services fees	772,790

Custodian fees	50,381

Distribution fees:
Class A	4,698,242

Class C	819,084

Class R	318,091

Investor Class	1,170,788

Transfer agent fees – A, C, R, Y and Investor	4,675,836

Transfer agent fees – R5	921,070

Transfer agent fees – R6	354,697

Trustees’ and officers’ fees and benefits	52,028

Registration and filing fees	95,486

Reports to shareholders	1,226,913

Professional services fees	93,142

Other	65,128

Total expenses	38,062,801

Less: Fees waived and/or expense offset arrangement(s)	(197,658)

Net expenses	37,865,143

Net investment income	101,558,904

Realized and unrealized gain (loss) from:

Net realized gain from:
Unaffiliated investment securities	738,898,143

Affiliated investment securities	90,893

Foreign currencies	148,113

739,137,149

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	917,839,320

Affiliated investment securities	(43,373)

Foreign currencies	(49,647)

917,746,300

Net realized and unrealized gain	1,656,883,449

Net increase in net assets resulting from operations	$1,758,442,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:

Net investment income	$101,558,904	$210,035,580

Net realized gain	739,137,149	750,153,758

Change in net unrealized appreciation (depreciation)	917,746,300	(1,134,329,616)

Net increase (decrease) in net assets resulting from operations	1,758,442,353	(174,140,278)

Distributions to shareholders from distributable earnings:

Class A	(247,970,832)	(434,098,421)

Class C	(10,679,096)	(22,532,260)

Class R	(8,137,652)	(14,778,850)

Class Y	(82,000,505)	(140,687,861)

Investor Class	(100,189,551)	(174,646,711)

Class R5	(123,450,245)	(232,341,754)

Class R6	(160,978,860)	(305,604,623)

Total distributions from distributable earnings	(733,406,741)	(1,324,690,480)

Share transactions–net:

Class A	(16,812,154)	57,114,562

Class C	(24,024,075)	(32,641,012)

Class R	2,156,637	(3,783,739)

Class Y	(25,316,046)	40,743,880

Investor Class	8,635,860	19,534,017

Class R5	12,055,383	(82,929,035)

Class R6	(61,094,438)	(153,167,171)

Net increase (decrease) in net assets resulting from share transactions	(104,398,833)	(155,128,498)

Net increase (decrease) in net assets	920,636,779	(1,653,959,256)

Net assets:

Beginning of period	10,197,367,392	11,851,326,648

End of period	$11,118,004,171	$10,197,367,392

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Diversified Dividend Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/24	$16.64	$0.15	$ 2.70	$ 2.85	$(0.16)	$(1.05)	$(1.21)	$18.28	17.52%		$3,810,925	0.85	%(d)	0.85	%(d)	1.68	%(d)	27%
Year ended 10/31/23	19.08	0.30	(0.62)	(0.32)	(0.34)	(1.78)	(2.12)	16.64	(2.18)		3,478,556	0.82		0.82		1.69		39
Year ended 10/31/22	22.89	0.35	(0.56)	(0.21)	(0.37)	(3.23)	(3.60)	19.08	(0.90)		3,923,162	0.82		0.82		1.76		39
Year ended 10/31/21	17.82	0.37	5.43	5.80	(0.43)	(0.30)	(0.73)	22.89	33.06		4,287,951	0.81		0.81		1.73		34
Year ended 10/31/20	20.50	0.43	(2.07)	(1.64)	(0.46)	(0.58)	(1.04)	17.82	(8.28)		3,599,794	0.83		0.83		2.30		8
Year ended 10/31/19	19.55	0.47	1.89	2.36	(0.51)	(0.90)	(1.41)	20.50	12.94		4,995,726	0.81		0.82		2.45		5
Class C
Six months ended 04/30/24	16.36	0.08	2.66	2.74	(0.09)	(1.05)	(1.14)	17.96	17.13		152,989	1.60	(d)	1.60	(d)	0.93	(d)	27
Year ended 10/31/23	18.78	0.17	(0.61)	(0.44)	(0.20)	(1.78)	(1.98)	16.36	(2.89)		161,365	1.57		1.57		0.94		39
Year ended 10/31/22	22.57	0.20	(0.55)	(0.35)	(0.21)	(3.23)	(3.44)	18.78	(1.63)		220,377	1.57		1.57		1.01		39
Year ended 10/31/21	17.58	0.21	5.34	5.55	(0.26)	(0.30)	(0.56)	22.57	32.02		276,023	1.56		1.56		0.98		34
Year ended 10/31/20	20.22	0.29	(2.04)	(1.75)	(0.31)	(0.58)	(0.89)	17.58	(8.96)		300,883	1.58		1.58		1.55		8
Year ended 10/31/19	19.30	0.32	1.86	2.18	(0.36)	(0.90)	(1.26)	20.22	12.08		449,838	1.56		1.57		1.70		5
Class R
Six months ended 04/30/24	16.72	0.13	2.71	2.84	(0.13)	(1.05)	(1.18)	18.38	17.42		130,231	1.10	(d)	1.10	(d)	1.43	(d)	27
Year ended 10/31/23	19.16	0.26	(0.62)	(0.36)	(0.30)	(1.78)	(2.08)	16.72	(2.41)		116,297	1.07		1.07		1.44		39
Year ended 10/31/22	22.97	0.30	(0.56)	(0.26)	(0.32)	(3.23)	(3.55)	19.16	(1.15)		137,274	1.07		1.07		1.51		39
Year ended 10/31/21	17.89	0.32	5.44	5.76	(0.38)	(0.30)	(0.68)	22.97	32.66		193,353	1.06		1.06		1.48		34
Year ended 10/31/20	20.57	0.38	(2.07)	(1.69)	(0.41)	(0.58)	(0.99)	17.89	(8.48)		179,293	1.08		1.08		2.05		8
Year ended 10/31/19	19.61	0.43	1.89	2.32	(0.46)	(0.90)	(1.36)	20.57	12.69		255,482	1.06		1.07		2.20		5
Class Y
Six months ended 04/30/24	16.66	0.17	2.71	2.88	(0.18)	(1.05)	(1.23)	18.31	17.71		1,243,429	0.60	(d)	0.60	(d)	1.93	(d)	27
Year ended 10/31/23	19.10	0.35	(0.62)	(0.27)	(0.39)	(1.78)	(2.17)	16.66	(1.93)		1,153,540	0.57		0.57		1.94		39
Year ended 10/31/22	22.91	0.40	(0.56)	(0.16)	(0.42)	(3.23)	(3.65)	19.10	(0.64)		1,275,341	0.57		0.57		2.01		39
Year ended 10/31/21	17.84	0.43	5.42	5.85	(0.48)	(0.30)	(0.78)	22.91	33.35		1,620,295	0.56		0.56		1.98		34
Year ended 10/31/20	20.53	0.48	(2.08)	(1.60)	(0.51)	(0.58)	(1.09)	17.84	(8.07)		1,589,496	0.58		0.58		2.55		8
Year ended 10/31/19	19.57	0.52	1.90	2.42	(0.56)	(0.90)	(1.46)	20.53	13.27		2,547,134	0.56		0.57		2.70		5
Investor Class
Six months ended 04/30/24	16.64	0.16	2.69	2.85	(0.16)	(1.05)	(1.21)	18.28	17.58	(e)	1,533,422	0.76	(d)(e)	0.76	(d)(e)	1.77	(d)(e)	27
Year ended 10/31/23	19.07	0.32	(0.61)	(0.29)	(0.36)	(1.78)	(2.14)	16.64	(2.03	)(e)	1,385,127	0.72	(e)	0.72	(e)	1.79	(e)	39
Year ended 10/31/22	22.88	0.37	(0.56)	(0.19)	(0.39)	(3.23)	(3.62)	19.07	(0.81	)(e)	1,565,529	0.73	(e)	0.73	(e)	1.85	(e)	39
Year ended 10/31/21	17.82	0.40	5.41	5.81	(0.45)	(0.30)	(0.75)	22.88	33.11	(e)	1,742,672	0.70	(e)	0.70	(e)	1.84	(e)	34
Year ended 10/31/20	20.49	0.44	(2.06)	(1.62)	(0.47)	(0.58)	(1.05)	17.82	(8.17	)(e)	1,489,011	0.77	(e)	0.77	(e)	2.36	(e)	8
Year ended 10/31/19	19.54	0.49	1.88	2.37	(0.52)	(0.90)	(1.42)	20.49	13.00	(e)	1,817,251	0.74	(e)	0.75	(e)	2.52	(e)	5
Class R5
Six months ended 04/30/24	16.64	0.18	2.69	2.87	(0.18)	(1.05)	(1.23)	18.28	17.69		1,871,734	0.56	(d)	0.56	(d)	1.97	(d)	27
Year ended 10/31/23	19.07	0.35	(0.61)	(0.26)	(0.39)	(1.78)	(2.17)	16.64	(1.85)		1,688,322	0.54		0.54		1.97		39
Year ended 10/31/22	22.89	0.41	(0.57)	(0.16)	(0.43)	(3.23)	(3.66)	19.07	(0.66)		2,027,303	0.53		0.53		2.05		39
Year ended 10/31/21	17.82	0.43	5.43	5.86	(0.49)	(0.30)	(0.79)	22.89	33.45		3,062,152	0.52		0.52		2.02		34
Year ended 10/31/20	20.50	0.49	(2.07)	(1.58)	(0.52)	(0.58)	(1.10)	17.82	(7.98)		3,107,721	0.52		0.52		2.61		8
Year ended 10/31/19	19.55	0.54	1.88	2.42	(0.57)	(0.90)	(1.47)	20.50	13.29		3,915,168	0.50		0.51		2.76		5
Class R6
Six months ended 04/30/24	16.64	0.18	2.70	2.88	(0.19)	(1.05)	(1.24)	18.28	17.73		2,375,275	0.49	(d)	0.49	(d)	2.04	(d)	27
Year ended 10/31/23	19.07	0.36	(0.61)	(0.25)	(0.40)	(1.78)	(2.18)	16.64	(1.77)		2,214,161	0.47		0.47		2.04		39
Year ended 10/31/22	22.89	0.42	(0.57)	(0.15)	(0.44)	(3.23)	(3.67)	19.07	(0.58)		2,702,340	0.46		0.46		2.12		39
Year ended 10/31/21	17.83	0.45	5.42	5.87	(0.51)	(0.30)	(0.81)	22.89	33.49		3,605,804	0.43		0.43		2.11		34
Year ended 10/31/20	20.51	0.50	(2.07)	(1.57)	(0.53)	(0.58)	(1.11)	17.83	(7.88)		4,024,875	0.43		0.43		2.70		8
Year ended 10/31/19	19.55	0.55	1.90	2.45	(0.59)	(0.90)	(1.49)	20.51	13.44		5,197,717	0.41		0.42		2.85		5

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.16%, 0.15%, 0.16%, 0.14%, 0.19% and 0.18% for the six months ended April 30, 2024 and for the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Diversified Dividend Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

 The Fund’s investment objective is long-term growth of capital and, secondarily, current income.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12	Invesco Diversified Dividend Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2024, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in

13	Invesco Diversified Dividend Fund

short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, the Fund paid the Adviser $13,478 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $350 million	0.600%

Next $350 million	0.550%

Next $1.3 billion	0.500%

Next $2 billion	0.450%

Next $2 billion	0.400%

Next $2 billion	0.375%

Over $8 billion	0.350%

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.41%.

14	Invesco Diversified Dividend Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $140,810.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $146,665 in front-end sales commissions from the sale of Class A shares and $4,603 and $1,553 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$10,250,595,692	$704,127,827	$–	$10,954,723,519

Money Market Funds	163,255,801	195,155,106	–	358,410,907

Total Investments	$10,413,851,493	$899,282,933	$–	$11,313,134,426

15	Invesco Diversified Dividend Fund

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $56,848.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2023.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $2,900,197,392 and $3,504,347,990, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,572,366,732

Aggregate unrealized (depreciation) of investments	(76,971,457)

Net unrealized appreciation of investments	$2,495,395,275

 Cost of investments for tax purposes is $8,817,739,151.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	7,303,151	$130,341,343	14,929,944	$265,794,823

Class C	271,160	4,784,341	952,075	16,694,399

Class R	526,550	9,495,980	1,302,574	23,318,161

Class Y	10,120,029	180,724,049	18,068,726	321,751,621

Investor Class	440,131	7,855,026	1,013,797	18,123,405

Class R5	4,512,661	80,944,550	10,052,175	181,403,834

Class R6	8,760,869	156,190,210	16,346,232	291,487,234

Issued as reinvestment of dividends:
Class A	13,821,461	240,247,218	22,485,427	397,527,110

Class C	602,233	10,267,777	1,188,932	20,725,565

Class R	464,965	8,126,591	830,438	14,763,837

Class Y	3,542,567	61,650,216	6,245,048	110,524,432

Investor Class	5,196,449	90,375,843	8,853,431	156,405,158

Class R5	7,089,908	123,323,251	13,139,583	232,072,886

Class R6	9,207,156	160,137,986	16,907,485	298,572,735

16	Invesco Diversified Dividend Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	1,081,795	$19,507,388	1,564,344	$27,630,606

Class C	(1,101,553)	(19,507,388)	(1,591,299)	(27,630,606)

Reacquired:
Class A	(22,812,223)	(406,908,103)	(35,608,699)	(633,837,977)

Class C	(1,115,147)	(19,568,805)	(2,421,822)	(42,430,370)

Class R	(860,284)	(15,465,934)	(2,343,265)	(41,865,737)

Class Y	(14,979,552)	(267,690,311)	(21,860,033)	(391,532,173)

Investor Class	(5,006,067)	(89,595,009)	(8,699,156)	(154,994,546)

Class R5	(10,688,266)	(192,212,418)	(28,003,716)	(496,405,755)

Class R6	(21,113,838)	(377,422,634)	(41,850,316)	(743,227,140)

Net increase (decrease) in share activity	(4,735,845)	$(104,398,833)	(8,498,095)	$(155,128,498)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,175.20	$4.60	$1,020.64	$4.27	0.85%
Class C	1,000.00	1,171.30	8.64	1,016.91	8.02	1.60
Class R	1,000.00	1,174.20	5.95	1,019.39	5.52	1.10
Class Y	1,000.00	1,177.10	3.25	1,021.88	3.02	0.60
Investor Class	1,000.00	1,175.80	4.11	1,021.08	3.82	0.76
Class R5	1,000.00	1,176.90	3.03	1,022.08	2.82	0.56
Class R6	1,000.00	1,177.30	2.65	1,022.43	2.46	0.49

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18	Invesco Diversified Dividend Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Equity Funds (Invesco Equity Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Against/Withheld

(1)*	Beth Ann Brown	651,559,928.73	19,521,717.34
	Carol Deckbar	650,894,864.61	20,186,781.46
	Cynthia Hostetler	650,788,202.34	20,293,443.73
	Dr. Eli Jones	648,707,288.42	22,374,357.65
	Elizabeth Krentzman	651,631,266.14	19,450,379.93
	Jeffrey H. Kupor	649,847,545.85	21,234,100.22
	Anthony J. LaCava, Jr.	649,901,414.33	21,180,231.73
	James Liddy	650,425,873.28	20,655,772.79
	Dr. Prema Mathai-Davis	647,909,288.41	23,172,357.65
	Joel W. Motley	649,312,571.82	21,769,074.25
	Teresa M. Ressel	651,453,689.85	19,627,956.22
	Douglas Sharp	650,694,622.77	20,387,023.30
	Robert C. Troccoli	649,373,999.87	21,707,646.20
	Daniel S. Vandivort	650,459,705.29	20,621,940.78

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Equity Funds (Invesco Equity Funds).

19	Invesco Diversified Dividend Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	DDI-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Main Street Fund®

Nasdaq:

A: MSIGX ∎ C: MIGCX ∎ R: OMGNX ∎ Y: MIGYX ∎ R5: MSJFX ∎ R6: OMSIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses
18	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.79%
Class C Shares	22.33
Class R Shares	22.62
Class Y Shares	22.93
Class R5 Shares	22.98
Class R6 Shares	22.97
S&P 500 Index▼	20.98

Source(s): ▼RIMES Technologies Corp.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Main Street Fund®

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (2/3/88)	11.04%
10 Years	10.02
5 Years	9.83
1 Year	14.66

Class C Shares
Inception (12/1/93)	8.62%
10 Years	9.97
5 Years	10.22
1 Year	19.40

Class R Shares
Inception (3/1/01)	7.11%
10 Years	10.35
5 Years	10.77
1 Year	21.00

Class Y Shares
Inception (11/1/96)	8.54%
10 Years	10.90
5 Years	11.33
1 Year	21.62

Class R5 Shares
10 Years	10.82%
5 Years	11.43
1 Year	21.72

Class R6 Shares
Inception (12/29/11)	12.87%
10 Years	11.05
5 Years	11.44
1 Year	21.72

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Main Street Fund®, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Main Street Fund®. Note: The Fund was subsequently renamed the Invesco Main Street Fund® (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Main Street Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Main Street Fund®

Schedule of Investments(a)

April 30, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.73%
Aerospace & Defense–0.56%
Huntington Ingalls Industries, Inc.	202,252	$56,009,646

Air Freight & Logistics–1.82%
United Parcel Service, Inc., Class B	1,230,023	181,403,792

Application Software–1.83%
Autodesk, Inc.(b)	332,526	70,778,159

Tyler Technologies, Inc.(b)(c)	243,227	112,261,422

		183,039,581

Asset Management & Custody Banks–0.27%
Ares Management Corp., Class A(c)	205,245	27,316,057

Automobile Manufacturers–0.39%
Tesla, Inc.(b)	213,311	39,095,640

Automotive Parts & Equipment–1.00%
Aptiv PLC(b)	690,438	49,021,098

Mobileye Global, Inc., Class A (Israel)(b)(c)	1,828,120	50,364,706

		99,385,804

Automotive Retail–1.03%
Valvoline, Inc.(b)(c)	2,423,432	103,044,329

Biotechnology–1.00%
Gilead Sciences, Inc.	1,532,620	99,926,824

Broadline Retail–4.17%
Amazon.com, Inc.(b)	2,375,421	415,698,675

Construction Materials–0.44%
CRH PLC	568,501	44,013,347

Consumer Finance–2.18%
American Express Co.	928,179	217,221,731

Consumer Staples Merchandise Retail–1.46%
Walmart, Inc.	2,447,724	145,272,419

Distillers & Vintners–2.09%
Constellation Brands, Inc., Class A	823,438	208,708,595

Diversified Banks–3.75%
JPMorgan Chase & Co.	1,345,869	258,056,922

Wells Fargo & Co.	1,960,474	116,295,318

		374,352,240

Diversified Financial Services–1.36%
Equitable Holdings, Inc.	3,687,302	136,098,317

Electric Utilities–0.51%
FirstEnergy Corp.	1,325,816	50,831,785

Electrical Components & Equipment–3.07%
Emerson Electric Co.	1,395,957	150,456,246

Hubbell, Inc.	328,595	121,751,018

Rockwell Automation, Inc.	125,229	33,932,050

		306,139,314

	Shares	Value
Gas Utilities–0.76%
Atmos Energy Corp.(c)	646,793	$76,256,895

Health Care Equipment–4.24%
Becton, Dickinson and Co.	543,802	127,575,949

Boston Scientific Corp.(b)	1,546,993	111,182,387

Zimmer Biomet Holdings, Inc.	1,533,040	184,394,051

		423,152,387

Health Care Facilities–2.32%
HCA Healthcare, Inc.	378,427	117,244,253

Tenet Healthcare Corp.(b)	1,017,880	114,297,745

		231,541,998

Human Resource & Employment Services–0.74%
Paylocity Holding Corp.(b)(c)	473,047	73,397,972

Industrial Machinery & Supplies & Components–0.74%
Otis Worldwide Corp.	806,610	73,562,832

Industrial REITs–1.45%
Prologis, Inc.(c)	1,418,113	144,718,432

Insurance Brokers–0.63%
Arthur J. Gallagher & Co.(c)	269,653	63,284,863

Integrated Oil & Gas–3.77%
Chevron Corp.	507,786	81,890,648

Exxon Mobil Corp.(c)	2,490,046	294,497,741

		376,388,389

Integrated Telecommunication Services–1.88%
Verizon Communications, Inc.(c)	4,750,951	187,615,055

Interactive Media & Services–7.27%
Alphabet, Inc., Class A(b)	2,834,156	461,343,914

Meta Platforms, Inc., Class A	614,371	264,283,973

		725,627,887

Internet Services & Infrastructure–0.51%
MongoDB, Inc.(b)	138,255	50,487,961

Investment Banking & Brokerage–1.79%
Charles Schwab Corp. (The)	2,416,511	178,700,988

IT Consulting & Other Services–0.88%
Amdocs Ltd.(c)	1,048,471	88,061,079

Life Sciences Tools & Services–1.10%
Lonza Group AG (Switzerland)	198,609	109,630,823

Managed Health Care–2.41%
UnitedHealth Group, Inc.	496,431	240,123,675

Movies & Entertainment–1.64%
Walt Disney Co. (The)	1,468,907	163,195,568

Multi-line Insurance–1.76%
American International Group, Inc.	2,335,197	175,863,686

Multi-Utilities–0.53%
Ameren Corp.	713,708	52,721,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Main Street Fund®

	Shares	Value

Oil & Gas Exploration & Production–0.59%
Marathon Oil Corp.	2,207,548	$59,272,664

Passenger Ground Transportation–0.81%
Uber Technologies, Inc.(b)	1,211,325	80,274,508

Personal Care Products–0.86%
Coty, Inc., Class A(b)(c)	5,295,298	60,578,209

Estee Lauder Cos., Inc. (The), Class A	173,763	25,492,770

		86,070,979

Pharmaceuticals–3.72%
Eli Lilly and Co.	238,347	186,172,842

Merck & Co., Inc.	1,428,612	184,605,242

		370,778,084

Research & Consulting Services–1.19%
Equifax, Inc.	539,666	118,829,057

Restaurants–0.90%
Starbucks Corp.	1,018,116	90,093,085

Semiconductor Materials & Equipment–1.93%
Applied Materials, Inc.	969,215	192,534,560

Semiconductors–6.56%
NVIDIA Corp.	647,745	559,664,635

Texas Instruments, Inc.	536,766	94,696,258

		654,360,893

Specialty Chemicals–1.05%
DuPont de Nemours, Inc.	1,447,027	104,909,457

Systems Software–9.24%
Microsoft Corp.	2,002,858	779,772,705

ServiceNow, Inc.(b)	205,603	142,550,728

		922,323,433

Technology Hardware, Storage & Peripherals–5.47%
Apple, Inc.	2,796,655	476,354,246

Dell Technologies, Inc., Class C	554,191	69,074,366

		545,428,612

	Shares	Value

Tobacco–2.47%
Philip Morris International, Inc.(c)	2,600,549	$246,896,122

Transaction & Payment Processing Services–2.95%
Fiserv, Inc.(b)	1,054,664	161,015,553

Mastercard, Inc., Class A	295,144	133,168,973

		294,184,526

Wireless Telecommunication Services–0.64%
T-Mobile US, Inc.(c)	390,315	64,078,014

Total Common Stocks & Other Equity Interests (Cost $7,070,269,735)		9,951,924,190

Money Market Funds–0.29%
Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(d)(e) (Cost $28,992,395)	28,980,802	28,989,497

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $7,099,262,130)		9,980,913,687

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.62%
Invesco Private Government Fund, 5.29%(d)(e)(f)	45,172,884	45,172,884

Invesco Private Prime Fund, 5.46%(d)(e)(f)	116,187,387	116,222,243

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $161,400,733)		161,395,127

TOTAL INVESTMENTS IN SECURITIES–101.64% (Cost $7,260,662,863)		10,142,308,814

OTHER ASSETS LESS LIABILITIES–(1.64)%		(163,646,508)

NET ASSETS–100.00%		$9,978,662,306

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Liquid Assets Portfolio, Institutional Class	$143,902,835	$751,576,262	$(866,478,274)	$(24,435)	$13,109	$28,989,497	$2,309,497

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Main Street Fund®

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$29,926,788	$430,175,040	$(414,928,944)	$-	$-	$45,172,884	$1,144,954*
Invesco Private Prime Fund	76,981,568	902,145,691	(862,899,573)	(5,606)	163	116,222,243	3,212,609*
Total	$250,811,191	$2,083,896,993	$(2,144,306,791)	$(30,041)	$13,272	$190,384,624	$6,667,060

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Information Technology	26.42%
Health Care	14.78
Financials	14.70
Communication Services	11.43
Industrials	8.92
Consumer Discretionary	7.49
Consumer Staples	6.88
Energy	4.37
Other Sectors, Each Less than 2% of Net Assets	4.74
Money Market Funds Plus Other Assets Less Liabilities	0.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Main Street Fund®

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $7,070,269,735)*	$9,951,924,190

Investments in affiliated money market funds, at value (Cost $190,393,128)	190,384,624

Cash	3,000,000

Receivable for:
Fund shares sold	1,616,119

Dividends	4,961,712

Investment for trustee deferred compensation and retirement plans	659,403

Other assets	115,386

Total assets	10,152,661,434

Liabilities:

Payable for:
Dividends	4,582

Fund shares reacquired	8,095,098

Collateral upon return of securities loaned	161,400,733

Accrued fees to affiliates	3,673,496

Accrued other operating expenses	165,816

Trustee deferred compensation and retirement plans	659,403

Total liabilities	173,999,128

Net assets applicable to shares outstanding	$9,978,662,306

Net assets consist of:

Shares of beneficial interest	$6,696,028,601

Distributable earnings	3,282,633,705

$9,978,662,306

Net Assets:

Class A	$8,672,562,754

Class C	$209,556,452

Class R	$290,693,149

Class Y	$499,337,430

Class R5	$11,782

Class R6	$306,500,739

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	161,911,276

Class C	4,421,930

Class R	5,653,934

Class Y	9,404,333

Class R5	218

Class R6	5,772,315

Class A:
Net asset value per share	$53.56

Maximum offering price per share (Net asset value of $53.56 ÷ 94.50%)	$56.68

Class C:
Net asset value and offering price per share	$47.39

Class R:
Net asset value and offering price per share	$51.41

Class Y:
Net asset value and offering price per share	$53.10

Class R5:
Net asset value and offering price per share	$54.05

Class R6:
Net asset value and offering price per share	$53.10

*	At April 30, 2024, securities with an aggregate value of $156,023,773 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Main Street Fund®

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $94,558)	$64,855,744

Dividends from affiliated money market funds (includes net securities lending income of $271,237)	2,580,734

Total investment income	67,436,478

Expenses:

Advisory fees	21,699,661

Administrative services fees	710,219

Custodian fees	24,696

Distribution fees:
Class A	9,621,987

Class C	1,059,485

Class R	700,145

Transfer agent fees – A, C, R and Y	4,922,376

Transfer agent fees – R5	2

Transfer agent fees – R6	61,697

Trustees’ and officers’ fees and benefits	41,580

Registration and filing fees	72,002

Reports to shareholders	460,746

Professional services fees	81,118

Other	57,867

Total expenses	39,513,581

Less: Fees waived and/or expense offset arrangement(s)	(255,189)

Net expenses	39,258,392

Net investment income	28,178,086

Realized and unrealized gain (loss) from:

Net realized gain from:
Unaffiliated investment securities	436,704,950

Affiliated investment securities	13,272

Foreign currencies	18,518

436,736,740

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,481,077,074

Affiliated investment securities	(30,041)

Foreign currencies	3,218

1,481,050,251

Net realized and unrealized gain	1,917,786,991

Net increase in net assets resulting from operations	$1,945,965,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Main Street Fund®

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:

Net investment income	$28,178,086	$61,101,491

Net realized gain	436,736,740	697,236,396

Change in net unrealized appreciation	1,481,050,251	5,417,097

Net increase in net assets resulting from operations	1,945,965,077	763,754,984

Distributions to shareholders from distributable earnings:

Class A	(572,137,988)	(327,399,325)

Class C	(16,122,108)	(8,337,967)

Class R	(19,578,206)	(10,092,630)

Class Y	(33,359,710)	(20,377,148)

Class R5	(809)	(479)

Class R6	(30,332,485)	(18,336,707)

Total distributions from distributable earnings	(671,531,306)	(384,544,256)

Share transactions-net:

Class A	207,345,416	(292,102,340)

Class C	(5,273,073)	(25,636,459)

Class R	10,122,096	3,493,657

Class Y	13,787,984	(28,027,443)

Class R6	(148,151,753)	(3,951,083)

Net increase (decrease) in net assets resulting from share transactions	77,830,670	(346,223,668)

Net increase in net assets	1,352,264,441	32,987,060

Net assets:

Beginning of period	8,626,397,865	8,593,410,805

End of period	$9,978,662,306	$8,626,397,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Main Street Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/24	$46.88	$ 0.15	$ 10.20	$ 10.35	$(0.08)	$ (3.59)	$ (3.67)	$53.56	22.79	%(e)	$8,672,563	0.81	%(e)(f)	0.81	%(e)(f)	0.57	%(e)(f)	22%
Year ended 10/31/23	45.05	0.32	3.54	3.86	(0.47)	(1.56)	(2.03)	46.88	8.95	(e)	7,375,761	0.80	(e)	0.80	(e)	0.68	(e)	66
Year ended 10/31/22	66.18	0.38	(10.59)	(10.21)	(0.38)	(10.54)	(10.92)	45.05	(18.61	)(e)	7,340,263	0.80	(e)	0.80	(e)	0.73	(e)	52
Year ended 10/31/21	48.70	0.35	18.82	19.17	(0.44)	(1.25)	(1.69)	66.18	40.26	(e)	9,808,667	0.82	(e)	0.82	(e)	0.58	(e)	47
Year ended 10/31/20	49.26	0.44	3.08	3.52	(0.43)	(3.65)	(4.08)	48.70	7.38	(e)	7,502,604	0.83	(e)	0.83	(e)	0.93	(e)	37
Two months ended 10/31/19	48.16	0.07	1.03	1.10	–	–	–	49.26	2.28		7,681,783	0.85	(f)	0.85	(f)	0.81	(f)	7
Year ended 08/31/19	54.31	0.49	1.14	1.63	(0.49)	(7.29)	(7.78)	48.16	5.14		7,625,507	0.88		0.88		1.03		49
Class C
Six months ended 04/30/24	41.95	(0.04)	9.09	9.05	(0.02)	(3.59)	(3.61)	47.39	22.33		209,556	1.58	(f)	1.58	(f)	(0.20	)(f)	22
Year ended 10/31/23	40.46	(0.04)	3.18	3.14	(0.09)	(1.56)	(1.65)	41.95	8.09		189,259	1.57		1.57		(0.09)		66
Year ended 10/31/22	60.54	(0.02)	(9.52)	(9.54)	–	(10.54)	(10.54)	40.46	(19.20)		206,387	1.57		1.57		(0.04)		52
Year ended 10/31/21	44.96	(0.10)	17.31	17.21	(0.38)	(1.25)	(1.63)	60.54	39.19		307,346	1.59		1.59		(0.19)		47
Year ended 10/31/20	45.99	0.07	2.86	2.93	(0.31)	(3.65)	(3.96)	44.96	6.55		300,125	1.60		1.60		0.16		37
Two months ended 10/31/19	45.03	0.00	0.96	0.96	–	–	–	45.99	2.13		343,918	1.62	(f)	1.62	(f)	0.04	(f)	7
Year ended 08/31/19	51.26	0.11	1.06	1.17	(0.11)	(7.29)	(7.40)	45.03	4.34		350,276	1.65		1.65		0.26		49
Class R
Six months ended 04/30/24	45.17	0.08	9.81	9.89	(0.06)	(3.59)	(3.65)	51.41	22.62		290,693	1.08	(f)	1.08	(f)	0.30	(f)	22
Year ended 10/31/23	43.47	0.19	3.41	3.60	(0.34)	(1.56)	(1.90)	45.17	8.63		245,222	1.07		1.07		0.41		66
Year ended 10/31/22	64.21	0.23	(10.21)	(9.98)	(0.22)	(10.54)	(10.76)	43.47	(18.80)		231,671	1.07		1.07		0.46		52
Year ended 10/31/21	47.40	0.18	18.30	18.48	(0.42)	(1.25)	(1.67)	64.21	39.88		291,450	1.09		1.09		0.31		47
Year ended 10/31/20	48.13	0.30	3.00	3.30	(0.38)	(3.65)	(4.03)	47.40	7.09		219,954	1.10		1.10		0.66		37
Two months ended 10/31/19	47.08	0.04	1.01	1.05	–	–	–	48.13	2.23		221,335	1.12	(f)	1.12	(f)	0.54	(f)	7
Year ended 08/31/19	53.26	0.35	1.11	1.46	(0.35)	(7.29)	(7.64)	47.08	4.84		218,620	1.15		1.15		0.76		49
Class Y
Six months ended 04/30/24	46.47	0.21	10.11	10.32	(0.10)	(3.59)	(3.69)	53.10	22.93		499,337	0.58	(f)	0.58	(f)	0.80	(f)	22
Year ended 10/31/23	44.69	0.43	3.50	3.93	(0.59)	(1.56)	(2.15)	46.47	9.20		423,217	0.57		0.57		0.91		66
Year ended 10/31/22	65.75	0.49	(10.49)	(10.00)	(0.52)	(10.54)	(11.06)	44.69	(18.42)		434,168	0.57		0.57		0.96		52
Year ended 10/31/21	48.31	0.48	18.67	19.15	(0.46)	(1.25)	(1.71)	65.75	40.57		596,575	0.59		0.59		0.81		47
Year ended 10/31/20	48.82	0.54	3.07	3.61	(0.47)	(3.65)	(4.12)	48.31	7.64		443,001	0.60		0.60		1.16		37
Two months ended 10/31/19	47.72	0.08	1.02	1.10	–	–	–	48.82	2.31		611,287	0.62	(f)	0.62	(f)	1.04	(f)	7
Year ended 08/31/19	53.90	0.59	1.13	1.72	(0.61)	(7.29)	(7.90)	47.72	5.37		590,781	0.65		0.65		1.26		49
Class R5
Six months ended 04/30/24	47.23	0.23	10.29	10.52	(0.11)	(3.59)	(3.70)	54.05	22.98		12	0.50	(f)	0.50	(f)	0.88	(f)	22
Year ended 10/31/23	45.40	0.47	3.55	4.02	(0.63)	(1.56)	(2.19)	47.23	9.28		10	0.50		0.50		0.98		66
Year ended 10/31/22	66.63	0.54	(10.64)	(10.10)	(0.59)	(10.54)	(11.13)	45.40	(18.33)		10	0.49		0.49		1.04		52
Year ended 10/31/21	48.89	0.55	18.91	19.46	(0.47)	(1.25)	(1.72)	66.63	40.73		15	0.48		0.48		0.92		47
Year ended 10/31/20	49.33	0.61	3.08	3.69	(0.48)	(3.65)	(4.13)	48.89	7.75		11	0.48		0.48		1.28		37
Two months ended 10/31/19	48.20	0.09	1.04	1.13	–	–	–	49.33	2.34		11	0.52	(f)	0.52	(f)	1.14	(f)	7
Period ended 08/31/19 (g)	45.79	0.18	2.23	2.41	–	–	–	48.20	5.26		11	0.54	(f)	0.54	(f)	1.37	(f)	49
Class R6
Six months ended 04/30/24	46.46	0.22	10.12	10.34	(0.11)	(3.59)	(3.70)	53.10	22.97		306,501	0.50	(f)	0.50	(f)	0.88	(f)	22
Year ended 10/31/23	44.70	0.46	3.49	3.95	(0.63)	(1.56)	(2.19)	46.46	9.26		392,928	0.50		0.50		0.98		66
Year ended 10/31/22	65.78	0.53	(10.48)	(9.95)	(0.59)	(10.54)	(11.13)	44.70	(18.35)		380,913	0.49		0.49		1.04		52
Year ended 10/31/21	48.28	0.54	18.68	19.22	(0.47)	(1.25)	(1.72)	65.78	40.75		539,993	0.48		0.48		0.92		47
Year ended 10/31/20	48.77	0.60	3.05	3.65	(0.49)	(3.65)	(4.14)	48.28	7.75		438,565	0.48		0.48		1.28		37
Two months ended 10/31/19	47.66	0.09	1.02	1.11	–	–	–	48.77	2.33		616,482	0.48	(f)	0.48	(f)	1.18	(f)	7
Year ended 08/31/19	53.87	0.66	1.12	1.78	(0.70)	(7.29)	(7.99)	47.66	5.55		621,207	0.49		0.49		1.42		49

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the two months ended October 31, 2019 and the year ended August 31, 2019, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021 and 2020, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Main Street Fund®

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Main Street Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12	Invesco Main Street Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

13	Invesco Main Street Fund®

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, the Fund paid the Adviser $9,098 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $200 million	0.650%

Next $150 million	0.600%

Next $150 million	0.550%

Next $9.5 billion	0.450%

Over $10 billion	0.430%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.44%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense

14	Invesco Main Street Fund®

offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $50,623.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $251,105 in front-end sales commissions from the sale of Class A shares and $3,781 and $3,480 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2024, the Fund incurred $13,936 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$9,842,293,367	$109,630,823	$–	$9,951,924,190

Money Market Funds	28,989,497	161,395,127	–	190,384,624

Total Investments	$9,871,282,864	$271,025,950	$–	$10,142,308,814

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $204,566.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

15	Invesco Main Street Fund®

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2023.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $2,076,898,760 and $2,462,334,477, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,931,658,905

Aggregate unrealized (depreciation) of investments	(97,910,160)

Net unrealized appreciation of investments	$2,833,748,745

Cost of investments for tax purposes is $7,308,560,069.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	3,010,463	$155,646,788	5,281,896	$250,594,781

Class C	294,046	13,599,681	524,431	22,285,230

Class R	366,525	18,328,643	735,243	33,473,101

Class Y	803,725	41,463,937	1,234,389	58,520,923

Class R6	538,153	27,700,396	1,241,561	58,952,227

Issued as reinvestment of dividends:
Class A	11,022,792	542,652,227	7,177,272	310,560,468

Class C	364,717	15,930,822	210,622	8,210,062

Class R	412,272	19,500,196	240,424	10,047,332

Class Y	602,571	29,381,362	421,799	18,052,986

Class R6	607,106	29,596,423	417,507	17,856,791

Automatic conversion of Class C shares to Class A shares:
Class A	320,030	16,822,262	505,166	23,733,472

Class C	(360,883)	(16,822,262)	(562,639)	(23,733,472)

Reacquired:
Class A	(9,764,517)	(507,775,861)	(18,560,384)	(876,991,061)

Class C	(387,030)	(17,981,314)	(762,942)	(32,398,279)

Class R	(553,527)	(27,706,743)	(876,873)	(40,026,776)

Class Y	(1,109,362)	(57,057,315)	(2,262,815)	(104,601,352)

Class R6	(3,829,818)	(205,448,572)	(1,723,938)	(80,760,101)

Net increase (decrease) in share activity	2,337,263	$77,830,670	(6,759,281)	$(346,223,668)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

16	Invesco Main Street Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,227.90	$4.49	$1,020.84	$4.07	0.81%
Class C	1,000.00	1,223.30	8.73	1,017.01	7.92	1.58
Class R	1,000.00	1,226.20	5.98	1,019.49	5.42	1.08
Class Y	1,000.00	1,229.30	3.21	1,021.98	2.92	0.58
Class R5	1,000.00	1,229.80	2.77	1,022.38	2.51	0.50
Class R6	1,000.00	1,229.70	2.77	1,022.38	2.51	0.50

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17	Invesco Main Street Fund®

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Equity Funds (Invesco Equity Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	651,559,928.73	19,521,717.34
	Carol Deckbar	650,894,864.61	20,186,781.46
	Cynthia Hostetler	650,788,202.34	20,293,443.73
	Dr. Eli Jones	648,707,288.42	22,374,357.65
	Elizabeth Krentzman	651,631,266.14	19,450,379.93
	Jeffrey H. Kupor	649,847,545.85	21,234,100.22
	Anthony J. LaCava, Jr.	649,901,414.33	21,180,231.73
	James Liddy	650,425,873.28	20,655,772.79
	Dr. Prema Mathai-Davis	647,909,288.41	23,172,357.65
	Joel W. Motley	649,312,571.82	21,769,074.25
	Teresa M. Ressel	651,453,689.85	19,627,956.22
	Douglas Sharp	650,694,622.77	20,387,023.30
	Robert C. Troccoli	649,373,999.87	21,707,646.20
	Daniel S. Vandivort	650,459,705.29	20,621,940.78

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Equity Funds (Invesco Equity Funds).

18	Invesco Main Street Fund®

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	O-MST-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Main Street All Cap Fund®

Nasdaq:

A: OMSOX ∎ C: OMSCX ∎ R: OMSNX ∎ Y: OMSYX ∎ R5: MSAZX ∎ R6: IOAPX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses
18	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	23.37%
Class C Shares	22.94
Class R Shares	23.20
Class Y Shares	23.53
Class R5 Shares	23.60
Class R6 Shares	23.58
Russell 3000 Index▼*	21.09
S&P 500 Index▼*	20.98
Source(s): ▼RIMES Technologies Corp.

*Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 3000 Index to the S&P 500 Index to reflect that the S&P 500 Index can be considered more broadly representative of the overall applicable securities market.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Main Street All Cap Fund®

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (9/25/00)	8.12%
10 Years	9.66
5 Years	11.45
1 Year	17.98

Class C Shares
Inception (9/25/00)	8.12%
10 Years	9.63
5 Years	11.89
1 Year	22.91

Class R Shares
Inception (3/1/01)	8.31%
10 Years	10.01
5 Years	12.43
1 Year	24.57

Class Y Shares
Inception (9/25/00)	8.72%
10 Years	10.56
5 Years	13.00
1 Year	25.20

Class R5 Shares
10 Years	10.46%
5 Years	13.10
1 Year	25.33

Class R6 Shares
10 Years	10.47%
5 Years	13.12
1 Year	25.30

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppenheimer Main Street All Cap Fund®, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Oppenheimer Main Street All Cap Fund®. Note: The Fund was subsequently renamed the Invesco Main Street All Cap Fund® (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

 Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Main Street All Cap Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Main Street All Cap Fund®

Schedule of Investments(a)

April 30, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.52%
Aerospace & Defense–1.77%
Howmet Aerospace, Inc.	220,645	$14,728,054

Huntington Ingalls Industries, Inc.	31,054	8,599,784

		23,327,838

Air Freight & Logistics–0.89%
United Parcel Service, Inc., Class B	79,175	11,676,729

Application Software–1.35%
Autodesk, Inc.(b)	46,014	9,794,080

Tyler Technologies, Inc.(b)	17,442	8,050,355

		17,844,435

Asset Management & Custody Banks–0.52%
Blue Owl Capital, Inc.	366,116	6,915,931

Automobile Manufacturers–0.43%
Tesla, Inc.(b)	30,587	5,605,985

Automotive Parts & Equipment–0.46%
Aptiv PLC(b)	85,436	6,065,956

Biotechnology–0.95%
Gilead Sciences, Inc.	192,032	12,520,486

Broadline Retail–5.08%
Amazon.com, Inc.(b)	383,197	67,059,475

Construction Materials–1.16%
CRH PLC	197,720	15,307,482

Consumer Finance–1.39%
American Express Co.	78,556	18,384,461

Consumer Staples Merchandise Retail–1.35%
Walmart, Inc.	299,829	17,794,851

Distillers & Vintners–1.02%
Constellation Brands, Inc., Class A	53,119	13,463,542

Distributors–0.56%
LKQ Corp.	170,186	7,340,122

Diversified Banks–3.26%
JPMorgan Chase & Co.	224,276	43,002,680

Diversified Financial Services–0.78%
Equitable Holdings, Inc.	280,292	10,345,578

Electric Utilities–0.97%
American Electric Power Co., Inc.	149,364	12,849,785

Electrical Components & Equipment–2.87%
Emerson Electric Co.	141,513	15,252,271

Hubbell, Inc.	36,459	13,508,789

Regal Rexnord Corp.	56,746	9,157,102

		37,918,162

Electronic Equipment & Instruments–0.62%
Keysight Technologies, Inc.(b)	55,036	8,142,026

	Shares	Value

Fertilizers & Agricultural Chemicals–0.42%
Mosaic Co. (The)	178,010	$5,587,734

Health Care Equipment–2.78%
Becton, Dickinson and Co.	37,124	8,709,291

Boston Scientific Corp.(b)	204,282	14,681,747

Zimmer Biomet Holdings, Inc.	110,593	13,302,126

		36,693,164

Health Care Facilities–1.16%
Tenet Healthcare Corp.(b)	136,678	15,347,573

Home Improvement Retail–1.06%
Lowe’s Cos., Inc.	61,415	14,002,006

Homebuilding–0.54%
D.R. Horton, Inc.	50,347	7,173,944

Hotels, Resorts & Cruise Lines–1.34%
Royal Caribbean Cruises Ltd.(b)	62,008	8,658,177

Wyndham Hotels & Resorts, Inc.	123,401	9,071,208

		17,729,385

Household Products–1.72%
Procter & Gamble Co. (The)	139,204	22,718,093

Human Resource & Employment Services–0.71%
Paylocity Holding Corp.(b)(c)	60,292	9,354,907

Industrial Machinery & Supplies & Components–0.61%
Lincoln Electric Holdings, Inc.	36,816	8,082,216

Industrial REITs–1.20%
First Industrial Realty Trust, Inc.	347,553	15,785,857

Insurance Brokers–1.09%
Arthur J. Gallagher & Co.	61,170	14,355,987

Integrated Oil & Gas–2.31%
Exxon Mobil Corp.	258,147	30,531,046

Integrated Telecommunication Services–1.74%
Verizon Communications, Inc.	579,618	22,889,115

Interactive Media & Services–8.77%
Alphabet, Inc., Class A(b)	435,313	70,860,250

Meta Platforms, Inc., Class A	104,279	44,857,698

		115,717,948

Internet Services & Infrastructure–0.68%
MongoDB, Inc.(b)	24,397	8,909,296

Investment Banking & Brokerage–3.42%
Charles Schwab Corp. (The)	189,748	14,031,865

Morgan Stanley	172,550	15,674,442

Raymond James Financial, Inc.	126,231	15,400,182

		45,106,489

IT Consulting & Other Services–0.49%
Amdocs Ltd.	77,025	6,469,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Main Street All Cap Fund®

	Shares	Value

Life Sciences Tools & Services–0.94%
Lonza Group AG (Switzerland)	22,365	$12,345,329

Managed Health Care–1.90%
UnitedHealth Group, Inc.	51,695	25,004,871

Movies & Entertainment–1.67%
Walt Disney Co. (The)	198,218	22,022,020

Multi-Family Residential REITs–0.63%
Mid-America Apartment Communities, Inc.	63,417	8,244,210

Multi-line Insurance–1.50%
American International Group, Inc.	261,949	19,727,379

Multi-Utilities–1.14%
Ameren Corp.	103,236	7,626,043

CMS Energy Corp.	121,413	7,358,842

		14,984,885

Oil & Gas Exploration & Production–2.20%
APA Corp.	199,800	6,281,712

Chesapeake Energy Corp.	90,517	8,135,668

Marathon Oil Corp.	545,941	14,658,516

		29,075,896

Personal Care Products–0.70%
BellRing Brands, Inc.(b)	166,510	9,186,357

Pharmaceuticals–4.60%
AstraZeneca PLC, ADR (United Kingdom)(c)	135,959	10,316,569

Eli Lilly and Co.	34,209	26,720,650

Merck & Co., Inc.	182,861	23,629,298

		60,666,517

Property & Casualty Insurance–0.55%
Hartford Financial Services Group, Inc. (The)	74,969	7,263,746

Rail Transportation–1.02%
Union Pacific Corp.	57,012	13,520,966

Regional Banks–1.02%
M&T Bank Corp.	92,787	13,397,515

Semiconductor Materials & Equipment–1.44%
Applied Materials, Inc.	95,385	18,948,230

Semiconductors–7.93%
Astera Labs, Inc.(b)(c)	47,870	4,057,461

NVIDIA Corp.	94,161	81,356,987

Texas Instruments, Inc.	108,559	19,151,979

		104,566,427

	Shares	Value

Specialty Chemicals–0.89%
PPG Industries, Inc.	91,337	$11,782,473

Systems Software–8.53%
GitLab, Inc., Class A(b)	119,958	6,294,196

Microsoft Corp.	273,008	106,290,205

		112,584,401

Technology Hardware, Storage & Peripherals–5.23%
Apple, Inc.	360,880	61,468,690

Dell Technologies, Inc., Class C	60,687	7,564,028

		69,032,718

Timber REITs–0.44%
Weyerhaeuser Co.	193,171	5,827,969

Tobacco–1.19%
Philip Morris International, Inc.	165,959	15,756,147

Trading Companies & Distributors–0.53%
Air Lease Corp., Class A	139,873	7,027,220

Total Common Stocks & Other Equity Interests (Cost $865,988,733)		1,312,984,890

Money Market Funds–0.44%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	2,031,835	2,031,835

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(d)(e)	1,451,154	1,451,589

Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	2,322,097	2,322,097

Total Money Market Funds (Cost $5,805,508)		5,805,521

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $871,794,241)		1,318,790,411

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.03%
Invesco Private Government Fund, 5.29%(d)(e)(f)	3,799,460	3,799,460

Invesco Private Prime Fund, 5.46%(d)(e)(f)	9,769,941	9,772,872

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,573,027)		13,572,332

TOTAL INVESTMENTS IN SECURITIES–100.99% (Cost $885,367,268)		1,332,362,743

OTHER ASSETS LESS LIABILITIES–(0.99)%		(13,075,563)

NET ASSETS–100.00%		$1,319,287,180

Investment Abbreviations:

ADR –  American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,178,447	$23,100,437	$(25,247,049)	$-	$-	$2,031,835	$82,306
Invesco Liquid Assets Portfolio, Institutional Class	2,984,739	16,500,310	(18,033,606)	(411)	557	1,451,589	60,348
Invesco Treasury Portfolio, Institutional Class	4,775,369	26,400,498	(28,853,770)	-	-	2,322,097	93,569
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,012,280	50,729,570	(53,942,390)	-	-	3,799,460	119,161*
Invesco Private Prime Fund	18,035,221	117,165,195	(125,434,250)	(310)	7,016	9,772,872	324,933*
Total	$36,986,056	$233,896,010	$(251,511,065)	$(721)	$7,573	$19,377,853	$680,317

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Information Technology	26.26%

Financials	13.53

Health Care	12.32

Communication Services	12.18

Consumer Discretionary	9.47

Industrials	8.41

Consumer Staples	5.98

Energy	4.52

Materials	2.48

Real Estate	2.26

Utilities	2.11

Money Market Funds Plus Other Assets Less Liabilities	0.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Main Street All Cap Fund®

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $865,988,733)*	$1,312,984,890

Investments in affiliated money market funds, at value (Cost $19,378,535)	19,377,853

Cash	500,000

Foreign currencies, at value (Cost $346)	342

Receivable for:
Fund shares sold	254,397

Dividends	911,845

Investment for trustee deferred compensation and retirement plans	129,992

Other assets	208,507

Total assets	1,334,367,826

Liabilities:
Payable for:
Fund shares reacquired	782,800

Collateral upon return of securities loaned	13,573,027

Accrued fees to affiliates	553,327

Accrued other operating expenses	41,500

Trustee deferred compensation and retirement plans	129,992

Total liabilities	15,080,646

Net assets applicable to shares outstanding	$1,319,287,180

Net assets consist of:
Shares of beneficial interest	$790,104,458

Distributable earnings	529,182,722

$1,319,287,180

Net Assets:
Class A	$1,131,268,293

Class C	$47,159,193

Class R	$64,072,179

Class Y	$72,329,435

Class R5	$11,160

Class R6	$4,446,920

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	45,460,228

Class C	2,241,049

Class R	2,707,755

Class Y	2,800,387

Class R5	446

Class R6	177,606

Class A:
Net asset value per share	$24.88

Maximum offering price per share
(Net asset value of $24.88 ÷ 94.50%)	$26.33

Class C:
Net asset value and offering price per share	$21.04

Class R:
Net asset value and offering price per share	$23.66

Class Y:
Net asset value and offering price per share	$25.83

Class R5:
Net asset value and offering price per share	$25.02

Class R6:
Net asset value and offering price per share	$25.04

*	At April 30, 2024, securities with an aggregate value of $13,316,220 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Main Street All Cap Fund®

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Dividends	$9,278,194

Dividends from affiliated money market funds (includes net securities lending income of $54,474)	290,697

Total investment income	9,568,891

Expenses:
Advisory fees	4,127,070

Administrative services fees	91,960

Custodian fees	4,207

Distribution fees:
Class A	1,319,666

Class C	233,909

Class R	150,709

Transfer agent fees – A, C, R and Y	753,466

Transfer agent fees – R5	2

Transfer agent fees – R6	629

Trustees’ and officers’ fees and benefits	13,204

Registration and filing fees	45,171

Reports to shareholders	61,165

Professional services fees	36,016

Other	10,970

Total expenses	6,848,144

Less: Fees waived and/or expense offset arrangement(s)	(44,505)

Net expenses	6,803,639

Net investment income	2,765,252

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	82,657,618

Affiliated investment securities	7,573

Foreign currencies	75,815

82,741,006

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	171,107,365

Affiliated investment securities	(721)

Foreign currencies	8

171,106,652

Net realized and unrealized gain	253,847,658

Net increase in net assets resulting from operations	$256,612,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Main Street All Cap Fund®

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:
Net investment income	$2,765,252	$4,323,349

Net realized gain	82,741,006	45,281,856

Change in net unrealized appreciation	171,106,652	67,585,941

Net increase in net assets resulting from operations	256,612,910	117,191,146

Distributions to shareholders from distributable earnings:
Class A	(40,996,998)	(50,576,639)

Class C	(2,015,077)	(2,550,094)

Class R	(2,302,683)	(2,602,128)

Class Y	(2,656,466)	(3,159,556)

Class R5	(439)	(525)

Class R6	(169,810)	(176,587)

Total distributions from distributable earnings	(48,141,473)	(59,065,529)

Share transactions–net:
Class A	(664,713)	(28,008,129)

Class C	(1,498,211)	(2,148,934)

Class R	3,743,811	1,621,406

Class Y	2,356,261	(1,849,565)

Class R6	(67,973)	768,777

Net increase (decrease) in net assets resulting from share transactions	3,869,175	(29,616,445)

Net increase in net assets	212,340,612	28,509,172

Net assets:
Beginning of period	1,106,946,568	1,078,437,396

End of period	$1,319,287,180	$1,106,946,568

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Main Street All Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/24	$20.98	$0.05	$4.76	$4.81	$(0.03)	$(0.88)	$(0.91)	$24.88	23.37	%(e)	$1,131,268	1.04	%(e)(f)	1.05	%(e)(f)	0.47	%(e)(f)	29%
Year ended 10/31/23	19.99	0.09	2.00	2.09	(0.04)	(1.06)	(1.10)	20.98	11.05	(e)	952,567	1.06	(e)	1.06	(e)	0.41	(e)	56
Year ended 10/31/22	28.54	0.12	(4.36)	(4.24)	(0.16)	(4.15)	(4.31)	19.99	(17.59	)(e)	929,660	1.06	(e)	1.06	(e)	0.53	(e)	45
Year ended 10/31/21	20.45	0.05	8.25	8.30	(0.11)	(0.10)	(0.21)	28.54	40.84	(e)	1,229,595	1.07	(e)	1.07	(e)	0.18	(e)	35
Year ended 10/31/20	18.53	0.14	1.94	2.08	(0.09)	(0.07)	(0.16)	20.45	11.24	(e)	938,494	1.12	(e)	1.12	(e)	0.73	(e)	28
Three months ended 10/31/19	18.30	0.03	0.20	0.23	–	–	–	18.53	1.26		957,529	1.14	(f)	1.14	(f)	0.73	(f)	7
Year ended 07/31/19	18.77	0.13	0.75	0.88	(0.07)	(1.28)	(1.35)	18.30	5.84		976,093	1.13		1.13		0.73		48
Class C
Six months ended 04/30/24	17.90	(0.03)	4.05	4.02	–	(0.88)	(0.88)	21.04	22.94		47,159	1.80	(f)	1.81	(f)	(0.29	)(f)	29
Year ended 10/31/23	17.30	(0.06)	1.72	1.66	–	(1.06)	(1.06)	17.90	10.20		41,279	1.82		1.82		(0.35)		56
Year ended 10/31/22	25.35	(0.04)	(3.80)	(3.84)	(0.06)	(4.15)	(4.21)	17.30	(18.25)		41,846	1.82		1.82		(0.23)		45
Year ended 10/31/21	18.31	(0.13)	7.37	7.24	(0.10)	(0.10)	(0.20)	25.35	39.78		60,285	1.83		1.83		(0.58)		35
Year ended 10/31/20	16.66	(0.01)	1.76	1.75	(0.03)	(0.07)	(0.10)	18.31	10.52		61,600	1.88		1.88		(0.03)		28
Three months ended 10/31/19	16.49	–	0.17	0.17	–	–	–	16.66	1.03		69,736	1.90	(f)	1.90	(f)	(0.03	)(f)	7
Year ended 07/31/19	17.10	–	0.67	0.67	–	(1.28)	(1.28)	16.49	5.18		73,404	1.89		1.89		(0.02)		48
Class R
Six months ended 04/30/24	20.00	0.02	4.53	4.55	(0.01)	(0.88)	(0.89)	23.66	23.20		64,072	1.30	(f)	1.31	(f)	0.21	(f)	29
Year ended 10/31/23	19.12	0.03	1.92	1.95	(0.01)	(1.06)	(1.07)	20.00	10.81		50,630	1.32		1.32		0.15		56
Year ended 10/31/22	27.48	0.06	(4.18)	(4.12)	(0.09)	(4.15)	(4.24)	19.12	(17.82)		46,688	1.32		1.32		0.27		45
Year ended 10/31/21	19.74	(0.02)	7.96	7.94	(0.10)	(0.10)	(0.20)	27.48	40.47		59,603	1.33		1.33		(0.08)		35
Year ended 10/31/20	17.91	0.09	1.88	1.97	(0.07)	(0.07)	(0.14)	19.74	11.01		49,869	1.38		1.38		0.47		28
Three months ended 10/31/19	17.70	0.02	0.19	0.21	–	–	–	17.91	1.19		53,064	1.40	(f)	1.40	(f)	0.47	(f)	7
Year ended 07/31/19	18.20	0.08	0.73	0.81	(0.03)	(1.28)	(1.31)	17.70	5.63		55,265	1.38		1.38		0.48		48
Class Y
Six months ended 04/30/24	21.77	0.09	4.93	5.02	(0.08)	(0.88)	(0.96)	25.83	23.53		72,329	0.80	(f)	0.81	(f)	0.71	(f)	29
Year ended 10/31/23	20.70	0.14	2.09	2.23	(0.10)	(1.06)	(1.16)	21.77	11.36		58,642	0.82		0.82		0.65		56
Year ended 10/31/22	29.41	0.18	(4.52)	(4.34)	(0.22)	(4.15)	(4.37)	20.70	(17.41)		57,359	0.82		0.82		0.77		45
Year ended 10/31/21	21.03	0.11	8.49	8.60	(0.12)	(0.10)	(0.22)	29.41	41.15		71,664	0.83		0.83		0.42		35
Year ended 10/31/20	19.01	0.19	2.01	2.20	(0.11)	(0.07)	(0.18)	21.03	11.59		49,316	0.88		0.88		0.97		28
Three months ended 10/31/19	18.77	0.05	0.19	0.24	–	–	–	19.01	1.28		46,309	0.91	(f)	0.91	(f)	0.97	(f)	7
Year ended 07/31/19	19.22	0.18	0.77	0.95	(0.12)	(1.28)	(1.40)	18.77	6.11		44,719	0.89		0.89		0.98		48
Class R5
Six months ended 04/30/24	21.12	0.09	4.79	4.88	(0.10)	(0.88)	(0.98)	25.02	23.60		11	0.72	(f)	0.72	(f)	0.79	(f)	29
Year ended 10/31/23	20.13	0.16	2.01	2.17	(0.12)	(1.06)	(1.18)	21.12	11.42		9	0.73		0.73		0.74		56
Year ended 10/31/22	28.72	0.20	(4.39)	(4.19)	(0.25)	(4.15)	(4.40)	20.13	(17.32)		9	0.72		0.72		0.87		45
Year ended 10/31/21	20.53	0.13	8.28	8.41	(0.12)	(0.10)	(0.22)	28.72	41.24		13	0.73		0.73		0.52		35
Year ended 10/31/20	18.56	0.20	1.95	2.15	(0.11)	(0.07)	(0.18)	20.53	11.64		12	0.80		0.80		1.05		28
Three months ended 10/31/19	18.31	0.05	0.20	0.25	–	–	–	18.56	1.37		11	0.84	(f)	0.84	(f)	1.04	(f)	7
Period ended 07/31/19(g)	17.13	0.04	1.14	1.18	–	–	–	18.31	6.89		11	0.79	(f)	0.79	(f)	1.07	(f)	48
Class R6
Six months ended 04/30/24	21.14	0.09	4.79	4.88	(0.10)	(0.88)	(0.98)	25.04	23.58		4,447	0.72	(f)	0.72	(f)	0.79	(f)	29
Year ended 10/31/23	20.14	0.16	2.02	2.18	(0.12)	(1.06)	(1.18)	21.14	11.46		3,819	0.73		0.73		0.74		56
Year ended 10/31/22	28.74	0.20	(4.40)	(4.20)	(0.25)	(4.15)	(4.40)	20.14	(17.35)		2,875	0.72		0.72		0.87		45
Year ended 10/31/21	20.53	0.14	8.29	8.43	(0.12)	(0.10)	(0.22)	28.74	41.34		3,309	0.73		0.73		0.52		35
Year ended 10/31/20	18.56	0.20	1.96	2.16	(0.12)	(0.07)	(0.19)	20.53	11.68		102	0.80		0.80		1.05		28
Three months ended 10/31/19	18.31	0.05	0.20	0.25	–	–	–	18.56	1.37		11	0.73	(f)	0.73	(f)	1.15	(f)	7
Period ended 07/31/19(g)	17.13	0.04	1.14	1.18	–	–	–	18.31	6.89		11	0.74	(f)	0.74	(f)	1.12	(f)	48

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the three months ended October 31, 2019 and the year ended July 31, 2019, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2024 and for the years ended October 31, 2023, 2022, 2021 and 2020, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Main Street All Cap Fund®

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Main Street All Cap Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12	Invesco Main Street All Cap Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

13	Invesco Main Street All Cap Fund®

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, the Fund paid the Adviser $4,877 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $4.2 billion	0.600%

Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.65%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short

14	Invesco Main Street All Cap Fund®

sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $4,719.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $85,884 in front-end sales commissions from the sale of Class A shares and $5 and $677 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2024, the Fund incurred $45,239 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,300,639,561	$12,345,329	$–	$1,312,984,890

Money Market Funds	5,805,521	13,572,332	–	19,377,853

Total Investments	$1,306,445,082	$25,917,661	$–	$1,332,362,743

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $39,786.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

15	Invesco Main Street All Cap Fund®

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2023.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $364,433,381 and $393,853,733, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$472,355,412

Aggregate unrealized (depreciation) of investments	(27,315,101)

Net unrealized appreciation of investments	$445,040,311

Cost of investments for tax purposes is $887,322,432.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	1,354,896	$32,319,138	1,977,880	$41,388,137

Class C	207,471	4,211,960	367,018	6,632,127

Class R	341,258	7,727,467	364,337	7,304,579

Class Y	388,950	9,687,318	404,985	8,858,258

Class R6	32,574	784,990	84,117	1,760,882

Issued as reinvestment of dividends:
Class A	1,744,289	39,455,814	2,574,836	48,715,893

Class C	103,853	1,991,895	155,648	2,529,277

Class R	106,624	2,295,616	143,592	2,594,701

Class Y	93,903	2,202,017	134,714	2,639,050

Class R6	6,932	157,572	8,846	168,167

Automatic conversion of Class C shares to Class A shares:
Class A	130,628	3,189,862	215,950	4,446,667

Class C	(154,216)	(3,189,862)	(252,011)	(4,446,667)

Reacquired:
Class A	(3,171,172)	(75,629,527)	(5,881,703)	(122,558,826)

Class C	(221,504)	(4,512,204)	(384,102)	(6,863,671)

Class R	(272,102)	(6,279,272)	(417,729)	(8,277,874)

Class Y	(376,572)	(9,533,074)	(616,487)	(13,346,873)

Class R6	(42,561)	(1,010,535)	(55,058)	(1,160,272)

Net increase (decrease) in share activity	273,251	$3,869,175	(1,175,167)	$(29,616,445)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Main Street All Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,233.70	$5.78	$1,019.69	$5.22	1.04%
Class C	1,000.00	1,229.40	9.98	1,015.91	9.02	1.80
Class R	1,000.00	1,232.00	7.21	1,018.40	6.52	1.30
Class Y	1,000.00	1,235.30	4.45	1,020.89	4.02	0.80
Class R5	1,000.00	1,236.00	4.00	1,021.28	3.62	0.72
Class R6	1,000.00	1,235.80	4.00	1,021.28	3.62	0.72

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17	Invesco Main Street All Cap Fund®

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Equity Funds (Invesco Equity Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1) Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	651,559,928.73	19,521,717.34
	Carol Deckbar	650,894,864.61	20,186,781.46
	Cynthia Hostetler	650,788,202.34	20,293,443.73
	Dr. Eli Jones	648,707,288.42	22,374,357.65
	Elizabeth Krentzman	651,631,266.14	19,450,379.93
	Jeffrey H. Kupor	649,847,545.85	21,234,100.22
	Anthony J. LaCava, Jr.	649,901,414.33	21,180,231.73
	James Liddy	650,425,873.28	20,655,772.79
	Dr. Prema Mathai-Davis	647,909,288.41	23,172,357.65
	Joel W. Motley	649,312,571.82	21,769,074.25
	Teresa M. Ressel	651,453,689.85	19,627,956.22
	Douglas Sharp	650,694,622.77	20,387,023.30
	Robert C. Troccoli	649,373,999.87	21,707,646.20
	Daniel S. Vandivort	650,459,705.29	20,621,940.78

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Equity Funds (Invesco Equity Funds).

18	Invesco Main Street All Cap Fund®

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	O-MSA-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Rising Dividends Fund

Nasdaq:

A: OARDX ∎ C: OCRDX ∎ R: ONRDX ∎ Y: OYRDX ∎ R5: RSDQX ∎ R6: OIRDX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses
18	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	17.82%
Class C Shares	17.42
Class R Shares	17.70
Class Y Shares	17.98
Class R5 Shares	18.04
Class R6 Shares	18.04
S&P 500 Index▼	20.98
Russell 1000 Index▼	21.17

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

 The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Rising Dividends Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (4/30/80)	11.86%
10 Years	9.09
5 Years	10.22
1 Year	9.57

Class C Shares
Inception (9/1/93)	8.74%
10 Years	9.05
5 Years	10.64
1 Year	14.08

Class R Shares
Inception (3/1/01)	7.13%
10 Years	9.44
5 Years	11.20
1 Year	15.65

Class Y Shares
Inception (12/16/96)	8.24%
10 Years	9.98
5 Years	11.74
1 Year	16.20

Class R5 Shares
10 Years	9.89%
5 Years	11.86
1 Year	16.33

Class R6 Shares
Inception (2/28/12)	10.80%
10 Years	10.14
5 Years	11.87
1 Year	16.30

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Rising Dividend Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Rising Dividend Fund. Note: The Fund was subsequently renamed the Invesco Rising Dividends Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Rising Dividends Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Rising Dividends Fund

Schedule of Investments(a)

April 30, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.86%
Aerospace & Defense–2.29%
Howmet Aerospace, Inc.	613,989	$40,983,766

Northrop Grumman Corp.	55,781	27,055,458

		68,039,224

Air Freight & Logistics–1.33%
United Parcel Service, Inc., Class B	267,474	39,447,066

Application Software–1.11%
Intuit, Inc.	52,925	33,110,938

Asset Management & Custody Banks–1.48%
BlackRock, Inc.	58,186	43,909,483

Building Products–0.82%
Johnson Controls International PLC	375,529	24,435,672

Communications Equipment–1.27%
Motorola Solutions, Inc.	111,083	37,673,799

Construction Materials–0.83%
CRH PLC	318,729	24,675,999

Consumer Finance–0.86%
American Express Co.	109,214	25,559,352

Consumer Staples Merchandise Retail–2.17%
Walmart, Inc.	1,086,087	64,459,263

Distillers & Vintners–1.23%
Constellation Brands, Inc., Class A	144,221	36,554,255

Distributors–0.52%
LKQ Corp.	355,437	15,329,998

Diversified Banks–2.41%
JPMorgan Chase & Co.	373,189	71,555,259

Electric Utilities–1.93%
American Electric Power Co., Inc.	405,796	34,910,630

PPL Corp.	814,617	22,369,383

		57,280,013

Electrical Components & Equipment–2.11%
Emerson Electric Co.	303,038	32,661,435

Hubbell, Inc.	80,994	30,009,897

		62,671,332

Electronic Manufacturing Services–1.37%
TE Connectivity Ltd.	287,974	40,742,562

Fertilizers & Agricultural Chemicals–0.44%
Mosaic Co. (The)	413,027	12,964,918

Financial Exchanges & Data–0.78%
CME Group, Inc., Class A	111,016	23,273,394

Food Distributors–0.84%
Sysco Corp.	336,671	25,021,389

	Shares	Value

Health Care Equipment–4.00%
Becton, Dickinson and Co.	185,921	$43,617,066

Stryker Corp.	94,206	31,700,319

Zimmer Biomet Holdings, Inc.	361,560	43,488,437

		118,805,822

Home Improvement Retail–1.83%
Lowe’s Cos., Inc.	237,920	54,243,381

Household Products–2.12%
Procter & Gamble Co. (The)	386,219	63,030,941

Industrial Conglomerates–1.20%
Honeywell International, Inc.	185,611	35,772,808

Industrial Machinery & Supplies & Components–1.36%
Parker-Hannifin Corp.	74,013	40,330,424

Industrial REITs–1.38%
Prologis, Inc.	401,500	40,973,075

Insurance Brokers–1.02%
Marsh & McLennan Cos., Inc.	151,891	30,291,622

Integrated Oil & Gas–1.80%
Chevron Corp.	332,588	53,636,467

Integrated Telecommunication Services–1.03%
Verizon Communications, Inc.	772,234	30,495,521

Interactive Home Entertainment–0.67%
Electronic Arts, Inc.	157,790	20,010,928

Investment Banking & Brokerage–1.66%
Charles Schwab Corp. (The)	246,367	18,218,840

Morgan Stanley	344,011	31,249,959

		49,468,799

IT Consulting & Other Services–1.10%
Accenture PLC, Class A	108,290	32,585,544

Life Sciences Tools & Services–2.17%
Danaher Corp.	163,952	40,433,842

Lonza Group AG (Switzerland)	43,840	24,199,383

		64,633,225

Managed Health Care–2.02%
UnitedHealth Group, Inc.	124,370	60,157,769

Movies & Entertainment–1.72%
Walt Disney Co. (The)	461,391	51,260,540

Multi-Family Residential REITs–0.73%
Mid-America Apartment Communities, Inc.	166,986	21,708,180

Multi-line Insurance–1.60%
American International Group, Inc.	632,796	47,655,867

Multi-Utilities–1.70%
Ameren Corp.	251,641	18,588,721

WEC Energy Group, Inc.	386,710	31,957,714

		50,546,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Rising Dividends Fund

	Shares	Value

Oil & Gas Exploration & Production–2.35%
ConocoPhillips	352,175	$44,240,224

Marathon Oil Corp.	947,831	25,449,262

		69,689,486

Oil & Gas Storage & Transportation–0.90%
Cheniere Energy, Inc.	169,655	26,774,952

Pharmaceuticals–6.38%
AstraZeneca PLC, ADR (United Kingdom)(b)	465,413	35,315,538

Eli Lilly and Co.	78,566	61,367,903

Johnson & Johnson	313,381	45,311,759

Merck & Co., Inc.	369,037	47,686,961

		189,682,161

Property & Casualty Insurance–0.99%
Hartford Financial Services Group, Inc. (The)	304,830	29,534,979

Rail Transportation–1.67%
Union Pacific Corp.	208,817	49,523,040

Regional Banks–0.88%
M&T Bank Corp.	181,888	26,262,808

Restaurants–2.85%
McDonald’s Corp.	196,282	53,592,837

Starbucks Corp.	350,416	31,008,312

		84,601,149

Semiconductor Materials & Equipment–2.67%
Applied Materials, Inc.	230,558	45,800,347

ASML Holding N.V., New York Shares (Netherlands)	38,497	33,587,477

		79,387,824

Semiconductors–7.89%
Broadcom, Inc.	44,241	57,525,245

NVIDIA Corp.	169,810	146,719,236

Texas Instruments, Inc.	172,183	30,376,525

		234,621,006

Specialty Chemicals–1.81%
DuPont de Nemours, Inc.	394,195	28,579,137

PPG Industries, Inc.	194,625	25,106,625

		53,685,762

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

	Shares	Value

Systems Software–7.58%
Microsoft Corp.	578,615	$225,272,178

Technology Hardware, Storage & Peripherals–4.46%
Apple, Inc.	601,058	102,378,209

Dell Technologies, Inc., Class C	241,527	30,103,925

		132,482,134

Telecom Tower REITs–0.98%
American Tower Corp.	170,292	29,215,296

Tobacco–1.56%
Philip Morris International, Inc.	489,010	46,426,609

Transaction & Payment Processing Services–1.99%
Visa, Inc., Class A(b)	220,252	59,161,890

Total Common Stocks & Other Equity Interests (Cost $1,840,290,793)		2,908,632,538

Money Market Funds–2.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d)	21,264,125	21,264,125

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(c)(d)	15,315,297	15,319,892

Invesco Treasury Portfolio, Institutional Class, 5.22%(c)(d)	24,301,857	24,301,857

Total Money Market Funds (Cost $60,887,297)		60,885,874

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,901,178,090)		2,969,518,412

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.67%
Invesco Private Government Fund, 5.29%(c)(d)(e)	22,200,435	22,200,435

Invesco Private Prime Fund, 5.46%(c)(d)(e)	57,080,472	57,097,597

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $79,305,790)		79,298,032

TOTAL INVESTMENTS IN SECURITIES–102.58% (Cost $1,980,483,880)		3,048,816,444

OTHER ASSETS LESS LIABILITIES–(2.58)%		(76,769,843)

NET ASSETS–100.00%		$2,972,046,601

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Rising Dividends Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 31,552,739	$51,889,673	$(62,178,287)	$-	$-	$21,264,125	$532,301
Invesco Liquid Assets Portfolio, Institutional Class	22,665,771	37,064,053	(44,413,063)	(4,000)	7,131	15,319,892	392,720
Invesco Treasury Portfolio, Institutional Class	36,060,273	59,302,484	(71,060,900)	-	-	24,301,857	603,366
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,763,350	22,462,312	(23,025,227)	-	-	22,200,435	479,871*
Invesco Private Prime Fund	58,550,269	52,321,003	(53,786,191)	(9,420)	21,936	57,097,597	1,285,326*
Total	$171,592,402	$223,039,525	$(254,463,668)	$(13,420)	$29,067	$140,183,906	$3,293,584

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets as of April 30, 2024

Information Technology	27.45%
Health Care	14.58
Financials	13.68
Industrials	10.78
Consumer Staples	7.92
Consumer Discretionary	5.19
Energy	5.05
Utilities	3.63
Communication Services	3.42
Real Estate	3.09
Materials	3.07
Money Market Funds Plus Other Assets Less Liabilities	2.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Rising Dividends Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,840,290,793)*	$2,908,632,538

Investments in affiliated money market funds, at value (Cost $140,193,087)	140,183,906

Cash	3,000,000

Foreign currencies, at value (Cost $409)	387

Receivable for:
Fund shares sold	487,359

Dividends	2,230,440

Investment for trustee deferred compensation and retirement plans	171,998

Other assets	69,261

Total assets	3,054,775,889

Liabilities:
Payable for:
Dividends	148

Fund shares reacquired	1,828,586

Collateral upon return of securities loaned	79,305,790

Accrued fees to affiliates	1,248,272

Accrued trustees’ and officers’ fees and benefits	1,793

Accrued other operating expenses	69,844

Trustee deferred compensation and retirement plans	274,855

Total liabilities	82,729,288

Net assets applicable to shares outstanding	$2,972,046,601

Net assets consist of:
Shares of beneficial interest	$1,705,745,246

Distributable earnings	1,266,301,355

$2,972,046,601

Net Assets:
Class A	$2,371,745,893

Class C	$125,623,151

Class R	$117,586,974

Class Y	$313,497,246

Class R5	$13,000

Class R6	$43,580,337

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	97,722,251

Class C	6,662,124

Class R	4,891,921

Class Y	12,272,572

Class R5	536

Class R6	1,711,720

Class A:
Net asset value per share	$24.27

Maximum offering price per share (Net asset value of $24.27 ÷ 94.50%)	$25.68

Class C:
Net asset value and offering price per share	$18.86

Class R:
Net asset value and offering price per share	$24.04

Class Y:
Net asset value and offering price per share	$25.54

Class R5:
Net asset value and offering price per share	$24.25

Class R6:
Net asset value and offering price per share	$25.46

*	At April 30, 2024, securities with an aggregate value of $77,125,873 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Rising Dividends Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $28,633)	$27,451,080

Dividends from affiliated money market funds (includes net securities lending income of $44,742)	1,573,129

Total investment income	29,024,209

Expenses:
Advisory fees	8,577,357

Administrative services fees	212,220

Custodian fees	8,364

Distribution fees:
Class A	2,910,271

Class C	646,894

Class R	288,946

Transfer agent fees – A, C, R and Y	1,680,600

Transfer agent fees – R5	2

Transfer agent fees – R6	6,511

Trustees’ and officers’ fees and benefits	35,607

Registration and filing fees	54,989

Reports to shareholders	157,919

Professional services fees	41,857

Other	20,426

Total expenses	14,641,963

Less: Fees waived and/or expense offset arrangement(s)	(97,866)

Net expenses	14,544,097

Net investment income	14,480,112

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	191,746,668

Affiliated investment securities	29,067

Foreign currencies	41,696

191,817,431

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	260,548,519

Affiliated investment securities	(13,420)

Foreign currencies	(196)

260,534,903

Net realized and unrealized gain	452,352,334

Net increase in net assets resulting from operations	$466,832,446

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Rising Dividends Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30,	October 31,
	2024	2023

Operations:
Net investment income	$14,480,112	$27,018,607

Net realized gain	191,817,431	200,765,051

Change in net unrealized appreciation (depreciation)	260,534,903	(25,276,347)

Net increase in net assets resulting from operations	466,832,446	202,507,311

Distributions to shareholders from distributable earnings:
Class A	(157,396,134)	(125,800,903)

Class C	(10,641,115)	(8,431,540)

Class R	(7,689,299)	(5,795,329)

Class Y	(20,369,326)	(16,416,932)

Class R5	(916)	(750)

Class R6	(2,967,979)	(2,196,164)

Total distributions from distributable earnings	(199,064,769)	(158,641,618)

Share transactions–net:
Class A	55,568,325	(18,516,358)

Class C	(4,229,330)	(19,681,808)

Class R	3,198,348	3,916,774

Class Y	5,707,745	(8,465,589)

Class R6	24,062	3,593,179

Net increase (decrease) in net assets resulting from share transactions	60,269,150	(39,153,802)

Net increase in net assets	328,036,827	4,711,891

Net assets:
Beginning of period	2,644,009,774	2,639,297,883

End of period	$2,972,046,601	$2,644,009,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Rising Dividends Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/24	$22.10	$0.12	$3.71	$3.83	$(0.12)	$(1.54)	$(1.66)	$24.27	17.82%	$2,371,746	0.99	%(e)	0.99	%(e)	0.99	%(e)	14%
Year ended 10/31/23	21.76	0.22	1.45	1.67	(0.26)	(1.07)	(1.33)	22.10	7.74	2,102,472	0.99		0.99		0.99		29
Year ended 10/31/22	27.44	0.20	(2.67)	(2.47)	(0.12)	(3.09)	(3.21)	21.76	(10.33)	2,085,512	0.96		0.96		0.87		38
Year ended 10/31/21	20.52	0.15	7.30	7.45	(0.15)	(0.38)	(0.53)	27.44	36.83	2,497,385	1.00		1.00		0.62		30
Year ended 10/31/20	20.21	0.20	0.99	1.19	(0.23)	(0.65)	(0.88)	20.52	6.05	1,944,346	1.04		1.04		0.99		28
Year ended 10/31/19	19.48	0.22	1.98	2.20	(0.18)	(1.29)	(1.47)	20.21	12.30	2,055,643	1.05		1.05		1.13		29
Class C
Six months ended 04/30/24	17.48	0.02	2.92	2.94	(0.02)	(1.54)	(1.56)	18.86	17.42	125,623	1.74	(e)	1.74	(e)	0.24	(e)	14
Year ended 10/31/23	17.37	0.04	1.15	1.19	(0.01)	(1.07)	(1.08)	17.48	6.90	119,923	1.74		1.74		0.24		29
Year ended 10/31/22	22.56	0.02	(2.12)	(2.10)	–	(3.09)	(3.09)	17.37	(11.00)	138,325	1.71		1.71		0.12		38
Year ended 10/31/21	16.95	(0.03)	6.02	5.99	(0.00)	(0.38)	(0.38)	22.56	35.83	195,831	1.75		1.75		(0.13)		30
Year ended 10/31/20	16.77	0.04	0.82	0.86	(0.03)	(0.65)	(0.68)	16.95	5.23	238,458	1.79		1.79		0.24		28
Year ended 10/31/19	16.44	0.06	1.64	1.70	(0.08)	(1.29)	(1.37)	16.77	11.44	317,475	1.80		1.80		0.38		29
Class R
Six months ended 04/30/24	21.90	0.09	3.68	3.77	(0.09)	(1.54)	(1.63)	24.04	17.70	117,587	1.24	(e)	1.24	(e)	0.74	(e)	14
Year ended 10/31/23	21.57	0.17	1.43	1.60	(0.20)	(1.07)	(1.27)	21.90	7.48	103,799	1.24		1.24		0.74		29
Year ended 10/31/22	27.23	0.14	(2.65)	(2.51)	(0.06)	(3.09)	(3.15)	21.57	(10.58)	98,241	1.21		1.21		0.62		38
Year ended 10/31/21	20.36	0.09	7.25	7.34	(0.09)	(0.38)	(0.47)	27.23	36.53	115,326	1.25		1.25		0.37		30
Year ended 10/31/20	20.06	0.15	0.97	1.12	(0.17)	(0.65)	(0.82)	20.36	5.75	94,605	1.29		1.29		0.74		28
Year ended 10/31/19	19.35	0.17	1.97	2.14	(0.14)	(1.29)	(1.43)	20.06	12.00	104,287	1.30		1.30		0.88		29
Class Y
Six months ended 04/30/24	23.18	0.16	3.90	4.06	(0.16)	(1.54)	(1.70)	25.54	17.98	313,497	0.74	(e)	0.74	(e)	1.24	(e)	14
Year ended 10/31/23	22.78	0.30	1.50	1.80	(0.33)	(1.07)	(1.40)	23.18	7.98	278,381	0.74		0.74		1.24		29
Year ended 10/31/22	28.59	0.27	(2.80)	(2.53)	(0.19)	(3.09)	(3.28)	22.78	(10.12)	281,984	0.71		0.71		1.12		38
Year ended 10/31/21	21.36	0.22	7.61	7.83	(0.22)	(0.38)	(0.60)	28.59	37.21	324,469	0.75		0.75		0.87		30
Year ended 10/31/20	21.02	0.26	1.02	1.28	(0.29)	(0.65)	(0.94)	21.36	6.29	255,399	0.79		0.79		1.24		28
Year ended 10/31/19	20.21	0.27	2.06	2.33	(0.23)	(1.29)	(1.52)	21.02	12.52	311,750	0.80		0.80		1.38		29
Class R5
Six months ended 04/30/24	22.08	0.16	3.71	3.87	(0.16)	(1.54)	(1.70)	24.25	18.04	13	0.65	(e)	0.65	(e)	1.33	(e)	14
Year ended 10/31/23	21.74	0.30	1.44	1.74	(0.33)	(1.07)	(1.40)	22.08	8.11	12	0.65		0.65		1.33		29
Year ended 10/31/22	27.43	0.28	(2.68)	(2.40)	(0.20)	(3.09)	(3.29)	21.74	(10.06)	12	0.63		0.63		1.20		38
Year ended 10/31/21	20.51	0.24	7.30	7.54	(0.24)	(0.38)	(0.62)	27.43	37.33	15	0.65		0.65		0.97		30
Year ended 10/31/20	20.21	0.27	0.98	1.25	(0.30)	(0.65)	(0.95)	20.51	6.41	11	0.67		0.67		1.36		28
Period ended 10/31/19(f)	18.65	0.13	1.55	1.68	(0.12)	–	(0.12)	20.21	9.05	11	0.70	(e)	0.70	(e)	1.49	(e)	29
Class R6
Six months ended 04/30/24	23.11	0.17	3.89	4.06	(0.17)	(1.54)	(1.71)	25.46	18.04	43,580	0.65	(e)	0.65	(e)	1.33	(e)	14
Year ended 10/31/23	22.71	0.31	1.51	1.82	(0.35)	(1.07)	(1.42)	23.11	8.09	39,423	0.65		0.65		1.33		29
Year ended 10/31/22	28.51	0.29	(2.79)	(2.50)	(0.21)	(3.09)	(3.30)	22.71	(10.04)	35,224	0.63		0.63		1.20		38
Year ended 10/31/21	21.31	0.25	7.58	7.83	(0.25)	(0.38)	(0.63)	28.51	37.30	40,929	0.65		0.65		0.97		30
Year ended 10/31/20	20.97	0.29	1.02	1.31	(0.32)	(0.65)	(0.97)	21.31	6.47	28,537	0.64		0.67		1.39		28
Year ended 10/31/19	20.16	0.30	2.06	2.36	(0.26)	(1.29)	(1.55)	20.97	12.72	29,624	0.64		0.64		1.54		29

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the year ended October 31, 2019.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Rising Dividends Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rising Dividends Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12	Invesco Rising Dividends Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

13	Invesco Rising Dividends Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, the Fund paid the Adviser $4,371 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $ 800 million	0.650%
Next $700 million	0.600%
Next $1 billion	0.580%
Next $2.5 billion	0.560%
Next $5 billion	0.540%
Over $10 billion	0.520%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.59%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short

14	Invesco Rising Dividends Fund

sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $30,316.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $137,934 in front-end sales commissions from the sale of Class A shares and $2,126 and $1,341 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2024, the Fund incurred $4,141 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,884,433,155	$24,199,383	$–	$2,908,632,538
Money Market Funds	60,885,874	79,298,032	–	140,183,906
Total Investments	$2,945,319,029	$103,497,415	$–	$3,048,816,444

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $67,550.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

15	Invesco Rising Dividends Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2023.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $394,773,501 and $489,059,383, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,097,790,615

Aggregate unrealized (depreciation) of investments	(29,912,304)

Net unrealized appreciation of investments	$1,067,878,311

Cost of investments for tax purposes is $1,980,938,133.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	3,130,419	$74,696,121	5,171,112	$116,345,046

Class C	483,757	8,997,042	929,334	16,469,101

Class R	359,962	8,499,291	633,753	14,092,207

Class Y	1,030,539	25,801,165	1,468,507	34,876,808

Class R6	191,165	4,730,382	405,246	9,581,382

Issued as reinvestment of dividends:
Class A	6,591,100	151,078,145	5,348,271	117,028,737

Class C	591,304	10,513,433	476,089	8,227,684

Class R	337,527	7,659,569	266,029	5,767,207

Class Y	687,090	16,583,677	557,248	12,795,225

Class R6	110,378	2,655,524	80,946	1,853,944

Automatic conversion of Class C shares to Class A shares:
Class A	487,138	11,711,402	941,390	20,938,467

Class C	(626,129)	(11,711,402)	(1,189,527)	(20,938,467)

Reacquired:
Class A	(7,631,985)	(181,917,343)	(12,154,813)	(272,828,608)

Class C	(647,557)	(12,028,403)	(1,320,003)	(23,440,126)

Class R	(545,605)	(12,960,512)	(713,853)	(15,942,640)

Class Y	(1,452,291)	(36,677,097)	(2,395,802)	(56,137,622)

Class R6	(295,538)	(7,361,844)	(331,246)	(7,842,147)

Net increase (decrease) in share activity	2,801,274	$60,269,150	(1,827,319)	$(39,153,802)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Rising Dividends Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,178.20	$5.36	$1,019.94	$4.97	0.99%
Class C	1,000.00	1,174.20	9.41	1,016.21	8.72	1.74
Class R	1,000.00	1,177.00	6.71	1,018.70	6.22	1.24
Class Y	1,000.00	1,179.80	4.01	1,021.18	3.72	0.74
Class R5	1,000.00	1,180.40	3.52	1,021.63	3.27	0.65
Class R6	1,000.00	1,180.40	3.52	1,021.63	3.27	0.65

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17	Invesco Rising Dividends Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Equity Funds (Invesco Equity Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	651,559,928.73	19,521,717.34
	Carol Deckbar	650,894,864.61	20,186,781.46
	Cynthia Hostetler	650,788,202.34	20,293,443.73
	Dr. Eli Jones	648,707,288.42	22,374,357.65
	Elizabeth Krentzman	651,631,266.14	19,450,379.93
	Jeffrey H. Kupor	649,847,545.85	21,234,100.22
	Anthony J. LaCava, Jr.	649,901,414.33	21,180,231.73
	James Liddy	650,425,873.28	20,655,772.79
	Dr. Prema Mathai-Davis	647,909,288.41	23,172,357.65
	Joel W. Motley	649,312,571.82	21,769,074.25
	Teresa M. Ressel	651,453,689.85	19,627,956.22
	Douglas Sharp	650,694,622.77	20,387,023.30
	Robert C. Troccoli	649,373,999.87	21,707,646.20
	Daniel S. Vandivort	650,459,705.29	20,621,940.78

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Equity Funds (Invesco Equity Funds).

18	Invesco Rising Dividends Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	O-RISD-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Summit Fund

Nasdaq:

A: ASMMX ∎ C: CSMMX ∎ P: SMMIX ∎ S: SMMSX ∎ Y: ASMYX ∎ R5: SMITX ∎ R6: SMISX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses
19	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	26.14%
Class C Shares	25.64
Class P Shares	26.22
Class S Shares	26.19
Class Y Shares	26.33
Class R5 Shares	26.32
Class R6 Shares	26.36
S&P 500 Index▼ (Broad Market Index)	20.98
Russell 1000 Growth Index▼ (Style-Specific Index)	23.56

Source(s): ▼RIMES Technologies Corp.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

 The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Summit Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	9.46%
10 Years	12.08
5 Years	10.74
1 Year	24.36

Class C Shares
Inception (10/31/05)	9.44%
10 Years	12.05
5 Years	11.16
1 Year	29.54

Class P Shares
Inception (11/1/82)	10.02%
10 Years	12.89
5 Years	12.17
1 Year	31.76

Class S Shares
Inception (9/25/09)	13.19%
10 Years	12.84
5 Years	12.12
1 Year	31.68

Class Y Shares
Inception (10/3/08)	12.09%
10 Years	13.00
5 Years	12.28
1 Year	31.87

Class R5 Shares
Inception (10/3/08)	12.16%
10 Years	13.02
5 Years	12.26
1 Year	31.90

Class R6 Shares
10 Years	12.96%
5 Years	12.34
1 Year	31.97

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class P, Class S, Class Y,

Class R5 and Class R6 shares do not have a front-end sales charge or contingent deferred sales charge (CDSC); therefore, returns shown are at net asset value.

 The performance numbers shown do not reflect the creation and sales charges and other fees assessed by the AIM Summit Investors Plans, which were dissolved effective December 8, 2006.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Summit Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Summit Fund

Schedule of Investments(a)

April 30, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.71%
Advertising–1.32%
Trade Desk, Inc. (The), Class A(b)(c)	496,157	$41,106,607

Aerospace & Defense–0.76%
Airbus SE (France)	142,650	23,474,160

Apparel Retail–0.04%
MYT Netherlands Parent B.V., ADR (Germany)(b)	276,429	1,083,602

Application Software–4.35%
Cadence Design Systems, Inc.(b)	149,400	41,179,122

Datadog, Inc., Class A(b)	128,700	16,151,850

HubSpot, Inc.(b)	77,670	46,980,253

Nutanix, Inc., Class A(b)	259,200	15,733,440

Samsara, Inc., Class A(b)	432,000	15,089,760

		135,134,425

Asset Management & Custody Banks–3.34%
Blackstone, Inc., Class A(c)	384,030	44,781,738

KKR & Co., Inc., Class A	633,500	58,959,845

		103,741,583

Automotive Parts & Equipment–0.60%
Autoliv, Inc. (Sweden)	154,350	18,489,587

Biotechnology–1.41%
Natera, Inc.(b)	324,900	30,176,712

Regeneron Pharmaceuticals, Inc.(b)	15,300	13,627,098

		43,803,810

Broadline Retail–7.74%
Amazon.com, Inc.(b)	1,267,650	221,838,750

MercadoLibre, Inc. (Brazil)(b)	12,780	18,642,186

		240,480,936

Communications Equipment–0.77%
Arista Networks, Inc.(b)	92,709	23,785,421

Construction Machinery & Heavy Transportation Equipment– 0.71%
Wabtec Corp.	136,260	21,948,761

Construction Materials–0.91%
Vulcan Materials Co.	110,070	28,357,334

Consumer Staples Merchandise Retail–0.16%
Walmart, Inc.	82,830	4,915,961

Diversified Support Services–0.60%
Cintas Corp.	28,260	18,604,688

Electrical Components & Equipment–3.45%
AMETEK, Inc.	124,200	21,692,772

Eaton Corp. PLC	103,050	32,796,693

Vertiv Holdings Co., Class A	565,380	52,580,340

		107,069,805

Environmental & Facilities Services–0.48%
Clean Harbors, Inc.(b)	78,480	14,868,036

	Shares	Value

Financial Exchanges & Data–1.86%
Intercontinental Exchange, Inc.	192,494	$24,785,527

Moody’s Corp.	89,460	33,129,722

		57,915,249

Food Distributors–0.97%
US Foods Holding Corp.(b)	597,600	30,029,400

Health Care Equipment–4.44%
Boston Scientific Corp.(b)	396,450	28,492,862

DexCom, Inc.(b)	198,900	25,337,871

Edwards Lifesciences Corp.(b)	239,400	20,269,998

IDEXX Laboratories, Inc.(b)	25,744	12,685,613

Intuitive Surgical, Inc.(b)	137,520	50,967,662

		137,754,006

Home Improvement Retail–0.69%
Home Depot, Inc. (The)	40,140	13,415,591

Lowe’s Cos., Inc.	34,505	7,866,795

		21,282,386

Hotels, Resorts & Cruise Lines–0.92%
Booking Holdings, Inc.	8,271	28,551,740

Industrial Machinery & Supplies & Components–1.32%
Parker-Hannifin Corp.	51,210	27,904,841

Symbotic, Inc.(b)(c)	340,200	13,121,514

		41,026,355

Integrated Oil & Gas–0.74%
Suncor Energy, Inc. (Canada)	604,800	23,077,866

Interactive Home Entertainment–1.11%
Nintendo Co. Ltd. (Japan)	322,200	15,713,362

Take-Two Interactive Software, Inc.(b)	131,400	18,765,234

		34,478,596

Interactive Media & Services–8.99%
Alphabet, Inc., Class A(b)	8,280	1,347,818

Alphabet, Inc., Class C(b)	973,260	160,237,527

Meta Platforms, Inc., Class A	273,510	117,655,797

		279,241,142

Internet Services & Infrastructure–2.26%
MongoDB, Inc.(b)	105,380	38,482,668

Shopify, Inc., Class A (Canada)(b)	179,100	12,572,820

Snowflake, Inc., Class A(b)	123,300	19,136,160

		70,191,648

Leisure Facilities–0.41%
Life Time Group Holdings, Inc.(b)(c)	928,165	12,678,734

Life Sciences Tools & Services–1.78%
Danaher Corp.	84,240	20,775,269

ICON PLC(b)	78,030	23,243,576

Repligen Corp.(b)	68,310	11,216,502

		55,235,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Summit Fund

	Shares	Value

Movies & Entertainment–1.87%
IMAX Corp.(b)(c)	119,700	$1,916,397

Netflix, Inc.(b)	85,050	46,831,932

Spotify Technology S.A. (Sweden)(b)	33,300	9,338,652

		58,086,981

Oil & Gas Equipment & Services–0.86%
TechnipFMC PLC (United Kingdom)	1,046,000	26,798,520

Other Specialized REITs–0.29%
EPR Properties	224,100	9,096,219

Passenger Ground Transportation–1.24%
Uber Technologies, Inc.(b)	581,400	38,529,378

Personal Care Products–0.36%
e.l.f. Beauty, Inc.(b)(c)	69,300	11,263,329

Pharmaceuticals–2.83%
Eli Lilly and Co.	76,230	59,543,253

Novo Nordisk A/S, ADR (Denmark)	222,060	28,492,519

		88,035,772

Restaurants–0.52%
DoorDash, Inc., Class A(b)	126,000	16,286,760

Semiconductor Materials & Equipment–3.45%
ASML Holding N.V., New York Shares (Netherlands)	58,140	50,725,406

Entegris, Inc.	156,420	20,791,346

Lam Research Corp.	39,690	35,499,133

		107,015,885

Semiconductors–15.01%
Advanced Micro Devices, Inc.(b)	396,172	62,745,721

Astera Labs, Inc.(b)(c)	139,347	11,811,052

Broadcom, Inc.	40,680	52,894,983

Lattice Semiconductor Corp.(b)(c)	194,400	13,335,840

Microchip Technology, Inc.	121,500	11,175,570

Monolithic Power Systems, Inc.	45,090	30,180,090

NVIDIA Corp.	328,705	284,007,694

		466,150,950

Systems Software–11.89%
GitLab, Inc., Class A(b)	476,820	25,018,745

Microsoft Corp.	757,620	294,964,195

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

	Shares	Value

Systems Software–(continued)
ServiceNow, Inc.(b)	71,253	$49,401,843

		369,384,783

Technology Hardware, Storage & Peripherals–4.17%
Apple, Inc.	759,823	129,420,652

Trading Companies & Distributors–0.72%
Fastenal Co.	143,550	9,752,787

United Rentals, Inc.	18,990	12,685,130

		22,437,917

Transaction & Payment Processing Services–4.37%
Mastercard, Inc., Class A	265,086	119,606,803

StoneCo Ltd., Class A (Brazil)(b)	1,041,300	16,244,280

		135,851,083

Total Common Stocks & Other Equity Interests (Cost $1,591,707,575)		3,096,685,414

Money Market Funds–0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	890,181	890,181

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(d)(e)	694,662	694,870

Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	1,017,350	1,017,350

Total Money Market Funds (Cost $2,602,248)		2,602,401

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $1,594,309,823)		3,099,287,815

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.06%
Invesco Private Government Fund, 5.29%(d)(e)(f)	17,900,366	17,900,366

Invesco Private Prime Fund, 5.46%(d)(e)(f)	46,018,874	46,032,680

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,933,369)		63,933,046

TOTAL INVESTMENTS IN SECURITIES–101.85% (Cost $1,658,243,192)		3,163,220,861

OTHER ASSETS LESS LIABILITIES–(1.85)%		(57,396,152)

NET ASSETS–100.00%		$3,105,824,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Summit Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 6,889,486	$69,535,417	$(75,534,722)	$-	$-	$890,181	$111,996
Invesco Liquid Assets Portfolio, Institutional Class	4,979,875	49,668,156	(53,953,373)	(179)	391	694,870	83,757
Invesco Treasury Portfolio, Institutional Class	7,873,698	79,469,049	(86,325,397)	-	-	1,017,350	127,205
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,120,822	221,979,153	(216,199,609)	-	-	17,900,366	513,495*
Invesco Private Prime Fund	31,355,635	423,540,224	(408,876,300)	(323)	13,444	46,032,680	1,337,706*
Total	$63,219,516	$844,191,999	$(840,889,401)	$(502)	$13,835	$66,535,447	$2,174,159

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Information Technology	41.89%

Communication Services	13.30

Consumer Discretionary	10.91

Health Care	10.46

Financials	9.58

Industrials	9.27

Other Sectors, Each Less than 2% of Net Assets	4.30

Money Market Funds Plus Other Assets Less Liabilities	0.29

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Summit Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,591,707,575)*	$3,096,685,414

Investments in affiliated money market funds, at value (Cost $66,535,617)	66,535,447

Foreign currencies, at value (Cost $672,164)	671,115

Receivable for:
Investments sold	5,968,884

Fund shares sold	285,675

Dividends	1,321,536

Investment for trustee deferred compensation and retirement plans	294,106

Other assets	104,783

Total assets	3,171,866,960

Liabilities:

Payable for:
Fund shares reacquired	1,001,482

Collateral upon return of securities loaned	63,933,369

Accrued fees to affiliates	727,174

Accrued other operating expenses	63,330

Trustee deferred compensation and retirement plans	316,896

Total liabilities	66,042,251

Net assets applicable to shares outstanding	$3,105,824,709

Net assets consist of:

Shares of beneficial interest	$1,629,146,612

Distributable earnings	1,476,678,097

$3,105,824,709

Net Assets:
Class A	$415,458,573

Class C	$24,754,518

Class P	$2,618,854,051

Class S	$4,606,859

Class Y	$26,638,192

Class R5	$9,426

Class R6	$15,503,090

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	17,501,979

Class C	1,322,345

Class P	106,467,754

Class S	190,471

Class Y	1,080,341

Class R5	380

Class R6	621,972

Class A:
Net asset value per share	$23.74

Maximum offering price per share (Net asset value of $23.74 ÷ 94.50%)	$25.12

Class C:
Net asset value and offering price per share	$18.72

Class P:
Net asset value and offering price per share	$24.60

Class S:
Net asset value and offering price per share	$24.19

Class Y:
Net asset value and offering price per share	$24.66

Class R5:
Net asset value and offering price per share	$24.81

Class R6:
Net asset value and offering price per share	$24.93

*	At April 30, 2024, securities with an aggregate value of $60,301,076 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Summit Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $207,963)	$8,070,881

Dividends from affiliated money market funds (includes net securities lending income of $225,311)	548,269

Total investment income	8,619,150

Expenses:

Advisory fees	9,625,080

Administrative services fees	203,552

Custodian fees	18,183

Distribution fees:
Class A	497,049

Class C	119,055

Class P	1,288,994

Class S	3,298

Transfer agent fees – A, C, P, S and Y	1,090,027

Transfer agent fees – R5	1

Transfer agent fees – R6	2,227

Trustees’ and officers’ fees and benefits	16,914

Registration and filing fees	58,086

Reports to shareholders	73,203

Professional services fees	36,090

Other	22,601

Total expenses	13,054,360

Less: Fees waived and/or expense offset arrangement(s)	(60,474)

Net expenses	12,993,886

Net investment income (loss)	(4,374,736)

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	169,561,691

Affiliated investment securities	13,835

Foreign currencies	(9,323)

169,566,203

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	506,890,569

Affiliated investment securities	(502)

Foreign currencies	(9,645)

506,880,422

Net realized and unrealized gain	676,446,625

Net increase in net assets resulting from operations	$672,071,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Summit Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:
Net investment income (loss)	$(4,374,736)	$(3,221,471)

Net realized gain (loss)	169,566,203	(126,196,924)

Change in net unrealized appreciation	506,880,422	445,756,094

Net increase in net assets resulting from operations	672,071,889	316,337,699

Distributions to shareholders from distributable earnings:
Class A	–	(26,019,917)

Class C	–	(1,757,107)

Class P	–	(181,531,713)

Class S	–	(320,005)

Class Y	–	(1,941,154)

Class R5	–	(69,840)
Class R6	–	(1,199,760)

Total distributions from distributable earnings	–	(212,839,496)

Share transactions–net:
Class A	810,587	24,787,667

Class C	(11,566)	2,961,502

Class P	(141,174,397)	10,226,981

Class S	8,660	(159,219)

Class Y	(2,377,639)	(37,481,770)

Class R5	–	(739,632)

Class R6	(1,616,967)	(1,314,920)

Net increase (decrease) in net assets resulting from share transactions	(144,361,322)	(1,719,391)

Net increase in net assets	527,710,567	101,778,812

Net assets:

Beginning of period	2,578,114,142	2,476,335,330

End of period	$3,105,824,709	$2,578,114,142

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Summit Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/24	$18.82	$(0.05)	$4.97	$4.92	$ –	$23.74	26.14%	$ 415,459	0.98	%(d)	0.98	%(d)	(0.41	)%(d)	31%
Year ended 10/31/23	18.33	(0.05)	2.20	2.15	(1.66)	18.82	13.19	328,711	1.00		1.00		(0.26)		62
Year ended 10/31/22	33.40	(0.03)	(9.58)	(9.61)	(5.46)	18.33	(33.39)	293,295	0.99		0.99		(0.15)		78
Year ended 10/31/21	26.25	(0.16)	9.21	9.05	(1.90)	33.40	35.85	476,470	0.99		0.99		(0.53)		47
Year ended 10/31/20	21.77	(0.07)	6.42	6.35	(1.87)	26.25	31.23	299,616	0.99		0.99		(0.30)		38
Year ended 10/31/19	20.75	(0.04)	3.17	3.13	(2.11)	21.77	17.36	169,883	1.01		1.01		(0.18)		29
Class C
Six months ended 04/30/24	14.90	(0.10)	3.92	3.82	–	18.72	25.64	24,755	1.73	(d)	1.73	(d)	(1.16	)(d)	31
Year ended 10/31/23	14.96	(0.15)	1.75	1.60	(1.66)	14.90	12.41	19,676	1.75		1.75		(1.01)		62
Year ended 10/31/22	28.53	(0.17)	(7.94)	(8.11)	(5.46)	14.96	(33.93)	16,613	1.74		1.74		(0.90)		78
Year ended 10/31/21	22.82	(0.34)	7.95	7.61	(1.90)	28.53	34.86	31,198	1.74		1.74		(1.28)		47
Year ended 10/31/20	19.29	(0.22)	5.62	5.40	(1.87)	22.82	30.25	24,427	1.74		1.74		(1.05)		38
Year ended 10/31/19	18.77	(0.17)	2.80	2.63	(2.11)	19.29	16.43	15,470	1.76		1.76		(0.93)		29
Class P
Six months ended 04/30/24	19.49	(0.03)	5.14	5.11	–	24.60	26.22	2,618,854	0.83	(d)	0.83	(d)	(0.26	)(d)	31
Year ended 10/31/23	18.89	(0.02)	2.28	2.26	(1.66)	19.49	13.40	2,189,443	0.85		0.85		(0.11)		62
Year ended 10/31/22	34.21	0.00	(9.86)	(9.86)	(5.46)	18.89	(33.32)	2,086,384	0.84		0.84		0.00		78
Year ended 10/31/21	26.80	(0.12)	9.43	9.31	(1.90)	34.21	36.09	3,369,237	0.84		0.84		(0.38)		47
Year ended 10/31/20	22.16	(0.04)	6.55	6.51	(1.87)	26.80	31.42	2,675,601	0.84		0.84		(0.15)		38
Year ended 10/31/19	21.05	(0.01)	3.23	3.22	(2.11)	22.16	17.55	2,204,984	0.86		0.86		(0.03)		29
Class S
Six months ended 04/30/24	19.17	(0.04)	5.06	5.02	–	24.19	26.19	4,607	0.88	(d)	0.88	(d)	(0.31	)(d)	31
Year ended 10/31/23	18.62	(0.03)	2.24	2.21	(1.66)	19.17	13.32	3,647	0.90		0.90		(0.16)		62
Year ended 10/31/22	33.81	(0.01)	(9.72)	(9.73)	(5.46)	18.62	(33.33)	3,631	0.89		0.89		(0.05)		78
Year ended 10/31/21	26.52	(0.13)	9.32	9.19	(1.90)	33.81	36.02	5,626	0.89		0.89		(0.43)		47
Year ended 10/31/20	21.95	(0.05)	6.49	6.44	(1.87)	26.52	31.40	4,435	0.89		0.89		(0.20)		38
Year ended 10/31/19	20.89	(0.02)	3.19	3.17	(2.11)	21.95	17.44	3,711	0.91		0.91		(0.08)		29
Class Y
Six months ended 04/30/24	19.52	(0.02)	5.16	5.14	–	24.66	26.33	26,638	0.73	(d)	0.73	(d)	(0.16	)(d)	31
Year ended 10/31/23	18.90	0.00	2.28	2.28	(1.66)	19.52	13.50	22,986	0.75		0.75		(0.01)		62
Year ended 10/31/22	34.20	0.02	(9.86)	(9.84)	(5.46)	18.90	(33.26)	61,282	0.74		0.74		0.10		78
Year ended 10/31/21	26.77	(0.09)	9.42	9.33	(1.90)	34.20	36.22	85,356	0.74		0.74		(0.28)		47
Year ended 10/31/20	22.12	(0.01)	6.53	6.52	(1.87)	26.77	31.53	47,894	0.74		0.74		(0.05)		38
Year ended 10/31/19	21.00	0.02	3.21	3.23	(2.11)	22.12	17.65	13,414	0.76		0.76		0.07		29
Class R5
Six months ended 04/30/24	19.64	(0.01)	5.18	5.17	–	24.81	26.32	9	0.69	(d)	0.69	(d)	(0.12	)(d)	31
Year ended 10/31/23	19.01	(0.00)	2.29	2.29	(1.66)	19.64	13.48	7	0.77		0.77		(0.03)		62
Year ended 10/31/22	34.37	0.02	(9.92)	(9.90)	(5.46)	19.01	(33.27)	801	0.77		0.77		0.07		78
Year ended 10/31/21	26.91	(0.10)	9.46	9.36	(1.90)	34.37	36.14	1,848	0.77		0.77		(0.31)		47
Year ended 10/31/20	22.22	(0.02)	6.58	6.56	(1.87)	26.91	31.57	1,002	0.76		0.76		(0.07)		38
Year ended 10/31/19	21.09	0.01	3.23	3.24	(2.11)	22.22	17.63	96	0.77		0.77		0.06		29
Class R6
Six months ended 04/30/24	19.73	(0.01)	5.21	5.20	–	24.93	26.36	15,503	0.69	(d)	0.69	(d)	(0.12	)(d)	31
Year ended 10/31/23	19.08	0.01	2.30	2.31	(1.66)	19.73	13.54	13,643	0.70		0.70		0.04		62
Year ended 10/31/22	34.45	0.03	(9.94)	(9.91)	(5.46)	19.08	(33.22)	14,329	0.70		0.70		0.14		78
Year ended 10/31/21	26.95	(0.07)	9.47	9.40	(1.90)	34.45	36.24	23,732	0.70		0.70		(0.24)		47
Year ended 10/31/20	22.24	(0.00)	6.58	6.58	(1.87)	26.95	31.64	16,436	0.70		0.70		(0.01)		38
Year ended 10/31/19	21.09	0.03	3.23	3.26	(2.11)	22.24	17.73	12,556	0.71		0.71		0.12		29

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Summit Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares as described in the Fund’s prospectus. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

12	Invesco Summit Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the

13	Invesco Summit Fund

borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, the Fund paid the Adviser $15,354 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 10 million	1.000%

Next $140 million	0.750%

Over $150 million	0.625%

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.63%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.85%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

14	Invesco Summit Fund

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $6,872.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C shares, Class P shares and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $74,171 in front-end sales commissions from the sale of Class A shares and $47 and $1,097 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2024, the Fund incurred $50,204 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$3,057,497,892	$39,187,522	$–	$3,096,685,414

Money Market Funds	2,602,401	63,933,046	–	66,535,447

Total Investments	$3,060,100,293	$103,120,568	$–	$3,163,220,861

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $53,602.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

15	Invesco Summit Fund

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$110,229,323	$66,702,019	$176,931,342

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $927,463,261 and $1,059,312,595, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,533,710,654

Aggregate unrealized (depreciation) of investments	(42,491,777)

Net unrealized appreciation of investments	$1,491,218,877

Cost of investments for tax purposes is $1,672,001,984.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	1,787,556	$40,795,457	3,305,931	$61,596,151

Class C	184,788	3,319,600	443,160	6,604,358

Class P	373,579	8,699,085	959,068	18,227,818

Class S	3,729	89,137	1,052	19,458

Class Y	235,222	5,772,301	341,162	6,751,191

Class R5	-	-	1,285	22,627

Class R6	47,529	1,163,483	64,783	1,235,695

Issued as reinvestment of dividends:
Class A	-	-	1,538,373	24,890,864

Class C	-	-	130,448	1,681,472

Class P	-	-	10,545,687	176,429,315

Class S	-	-	19,052	313,597

Class Y	-	-	102,318	1,713,834

Class R5	-	-	4,107	69,211

Class R6	-	-	68,127	1,152,701

Automatic conversion of Class C shares to Class A shares:
Class A	46,983	1,085,336	64,325	1,186,714

Class C	(59,484)	(1,085,336)	(80,915)	(1,186,714)

16	Invesco Summit Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024		October 31, 2023
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(1,798,998)	$(41,070,206)	(3,445,755)	$(62,886,062)

Class C	(123,757)	(2,245,830)	(282,210)	(4,137,614)

Class P	(6,262,962)	(149,873,482)	(9,596,587)	(184,430,152)

Class S	(3,553)	(80,477)	(24,838)	(492,274)

Class Y	(332,216)	(8,149,940)	(2,508,035)	(45,946,795)

Class R5	-	-	(47,165)	(831,470)

Class R6	(116,961)	(2,780,450)	(192,471)	(3,703,316)

Net increase (decrease) in share activity	(6,018,545)	$(144,361,322)	1,410,902	$(1,719,391)

17	Invesco Summit Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,261.40	$5.51	$1,019.99	$4.92	0.98%
Class C	1,000.00	1,256.40	9.71	1,016.26	8.67	1.73
Class P	1,000.00	1,262.20	4.67	1,020.74	4.17	0.83
Class S	1,000.00	1,261.90	4.95	1,020.49	4.42	0.88
Class Y	1,000.00	1,263.30	4.11	1,021.23	3.67	0.73
Class R5	1,000.00	1,263.20	3.88	1,021.43	3.47	0.69
Class R6	1,000.00	1,263.60	3.88	1,021.43	3.47	0.69

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18	Invesco Summit Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Equity Funds (Invesco Equity Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	651,559,928.73	19,521,717.34
	Carol Deckbar	650,894,864.61	20,186,781.46
	Cynthia Hostetler	650,788,202.34	20,293,443.73
	Dr. Eli Jones	648,707,288.42	22,374,357.65
	Elizabeth Krentzman	651,631,266.14	19,450,379.93
	Jeffrey H. Kupor	649,847,545.85	21,234,100.22
	Anthony J. LaCava, Jr.	649,901,414.33	21,180,231.73
	James Liddy	650,425,873.28	20,655,772.79
	Dr. Prema Mathai-Davis	647,909,288.41	23,172,357.65
	Joel W. Motley	649,312,571.82	21,769,074.25
	Teresa M. Ressel	651,453,689.85	19,627,956.22
	Douglas Sharp	650,694,622.77	20,387,023.30
	Robert C. Troccoli	649,373,999.87	21,707,646.20
	Daniel S. Vandivort	650,459,705.29	20,621,940.78

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Equity Funds (Invesco Equity Funds).

19	Invesco Summit Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	SUM-SAR-1

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of June 14, 2024, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 14, 2024, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 14.	EXHIBITS.

14(a) (1)	Not applicable.

14(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

14(a) (3)	Not applicable.

14(a) (4)	Not applicable.

14(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	June 28, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	June 28, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	June 28, 2024